T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

August 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 36.3%
COMMUNICATION SERVICES 3.7%

Diversified Telecommunication Services 0.2%
KT (KRW)	19,363	389
Nippon Telegraph & Telephone (JPY)	151,400	3,445
Telecom Italia (EUR)	1,078,808	510
		4,344
Entertainment 0.6%
Cinemark Holdings	12,800	187
Electronic Arts (1)	400	56
Netflix (1)	12,744	6,749
Sea, ADR (1)	16,253	2,484
Spotify Technology (1)	5,127	1,447
Walt Disney	18,642	2,458
Zynga, Class A (1)	53,700	486
		13,867
Interactive Media & Services 2.7%
Alphabet, Class A (1)	1,977	3,222
Alphabet, Class C (1)(2)	15,526	25,372
Baidu, ADR (1)	2,937	366
Facebook, Class A (1)(2)	68,033	19,947
IAC/InterActiveCorp (1)	2,089	278
JOYY, ADR	11,182	955
Match Group (1)	18,904	2,111
NAVER (KRW)	3,962	1,073
Snap, Class A (1)	6,838	155
Tencent Holdings (HKD)	120,790	8,252
Z Holdings (JPY)	168,400	1,121
		62,852
Media 0.1%
Cable One	525	966
Charter Communications, Class A (1)	236	145
CyberAgent (JPY)	20,900	1,114
National CineMedia	26,705	96

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Stroeer (EUR) (1)	10,364	808
WPP (GBP)	112,302	951
		4,080
Wireless Telecommunication Services 0.1%
SoftBank Group (JPY)	16,500	1,021
Vodafone Group, ADR	80,434	1,188
		2,209
Total Communication Services		87,352
CONSUMER DISCRETIONARY 4.9%

Auto Components 0.2%
Aptiv	584	50
Autoliv, SDR (SEK)	11,033	871
Denso (JPY)	15,600	656
Gentherm (1)	7,038	318
Magna International	52,026	2,529
Stanley Electric (JPY)	30,200	862
Stoneridge (1)	7,400	150
Sumitomo Rubber Industries (JPY)	35,800	344
Visteon (1)	2,643	200
		5,980
Automobiles 0.2%
General Motors	28,196	835
Honda Motor (JPY)	20,100	512
Suzuki Motor (JPY)	23,700	970
Toyota Motor (JPY)	36,500	2,411
		4,728
Diversified Consumer Services 0.0%
API Group (1)	14,750	209
API Group, Warrants, 10/10/20 (1)	17,750	18
Bright Horizons Family Solutions (1)	2,845	378
ServiceMaster Global Holdings (1)	4,400	175
Strategic Education	700	72
		852
Hotels, Restaurants & Leisure 0.8%
BJ's Restaurants	12,242	386

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Chipotle Mexican Grill (1)	1,268	1,661
Chuy's Holdings (1)	13,025	290
Compass Group (GBP)	62,391	1,010
Denny's (1)	14,800	170
Drive Shack (1)	24,900	35
Dunkin' Brands Group	3,300	251
Fiesta Restaurant Group (1)	17,384	174
Hilton Worldwide Holdings	31,111	2,811
Marriott International, Class A	25,438	2,618
McDonald's	18,860	4,027
MGM Resorts International	39,058	879
OneSpaWorld Holdings	8,340	58
Papa John's International	9,200	904
Red Robin Gourmet Burgers (1)	7,616	84
Yum! Brands	36,328	3,482
		18,840
Household Durables 0.3%
Cavco Industries (1)	1,040	199
Lennar, Class A	20,822	1,558
Panasonic (JPY)	99,000	912
Persimmon (GBP)	30,173	1,048
Skyline Champion (1)	10,084	288
Sony (JPY)	17,900	1,402
Tempur Sealy International (1)	4,050	346
TRI Pointe Group (1)	15,006	253
		6,006
Internet & Direct Marketing Retail 2.4%
A Place for Rover, Acquisition Date: 5/25/18, Cost $3 (1)(3)(4)	402	2
Alibaba Group Holding, ADR (1)	49,005	14,066
Amazon.com (1)(2)	10,242	35,345
ASOS (GBP) (1)	31,031	2,031
Booking Holdings (1)	1,634	3,122
Etsy (1)	3,063	367
Trip.com Group, ADR (1)	1,208	36
Zalando (EUR) (1)	18,133	1,588
		56,557

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Multiline Retail 0.2%
Dollar General	16,205	3,271
Dollar Tree (1)	924	89
Next (GBP)	14,096	1,130
Ollie's Bargain Outlet Holdings (1)	9,504	908
		5,398
Specialty Retail 0.5%
Aaron's	10,615	593
Burlington Stores (1)	4,400	866
Five Below (1)	1,300	142
Home Depot	2,779	792
Kingfisher (GBP)	391,472	1,424
Lowe's	822	135
Michaels (1)	27,700	312
Monro	9,625	444
O'Reilly Automotive (1)	2,275	1,059
RH (1)	840	278
Ross Stores	30,615	2,788
TJX	21,755	1,192
Vroom (1)	1,249	86
Vroom, Acquisition Date: 6/30/17 - 11/21/19, Cost $99 (1)(3)	9,738	635
		10,746
Textiles, Apparel & Luxury Goods 0.3%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost $49
(1)(3)(4)	4,500	58
EssilorLuxottica (EUR) (1)	8,217	1,100
Kering (EUR)	1,757	1,078
Lululemon Athletica (1)	5,381	2,022
Moncler (EUR) (1)	30,491	1,182
NIKE, Class B	5,579	624
Samsonite International (HKD) (1)	309,900	358
Steven Madden	1,700	36
		6,458
Total Consumer Discretionary		115,565

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CONSUMER STAPLES 1.4%

Beverages 0.2%
Boston Beer, Class A (1)	1,772	1,563
Coca-Cola	9,486	470
Diageo (GBP)	45,233	1,511
Kirin Holdings (JPY)	33,300	655
		4,199
Food & Staples Retailing 0.1%
Seven & i Holdings (JPY) (5)	42,500	1,371
Welcia Holdings (JPY)	14,200	609
		1,980
Food Products 0.7%
Barry Callebaut (CHF)	379	840
BellRing Brands, Class A (1)	5,060	98
Cal-Maine Foods (1)	10,911	421
Nestle (CHF)	61,105	7,360
Nomad Foods (1)	13,807	340
Post Holdings (1)	5,300	467
Sanderson Farms	2,900	339
TreeHouse Foods (1)	10,650	456
Tyson Foods, Class A	51,108	3,210
Utz Brands (1)	14,240	262
Utz Brands, Warrants, 8/28/25 (1)	3,713	23
Wilmar International (SGD)	378,500	1,211
		15,027
Personal Products 0.3%
L'Oreal (EUR)	6,544	2,171
Pola Orbis Holdings (JPY)	12,400	225
Unilever (GBP)	78,581	4,646
		7,042
Tobacco 0.1%
Altria Group	20,843	912
Philip Morris International	26,462	2,111
		3,023
Total Consumer Staples		31,271

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

ENERGY 0.8%

Energy Equipment & Services 0.2%
Cactus, Class A	4,800	106
Computer Modelling Group (CAD)	14,200	57
Dril-Quip (1)	3,400	113
Halliburton	163,768	2,650
Liberty Oilfield Services, Class A	28,764	185
NexTier Oilfield Solutions (1)	44,800	113
Worley (AUD)	111,412	786
		4,010
Oil, Gas & Consumable Fuels 0.6%
Devon Energy	13,100	142
Diamondback Energy	9,700	378
Enbridge	73,632	2,358
EOG Resources	24,944	1,131
Equinor (NOK)	97,599	1,579
Magnolia Oil & Gas, Class A (1)	36,451	235
Parsley Energy, Class A	8,597	92
Pioneer Natural Resources	670	70
Royal Dutch Shell, Class B, ADR	22,565	634
Seven Generations Energy, Class A (CAD) (1)(5)	22,100	70
TC Energy	52,916	2,469
TOTAL (EUR)	51,928	2,060
Venture Global LNG, Series B, Acquisition Date: 3/8/18, Cost
$9 (1)(3)(4)	3	12
Venture Global LNG, Series C, Acquisition Date: 5/25/17 -
3/8/18, Cost $134 (1)(3)(4)	37	142
Williams	165,118	3,428
		14,800
Total Energy		18,810
FINANCIALS 4.4%

Banks 1.4%
Atlantic Capital Bancshares (1)	7,494	86
Australia & New Zealand Banking Group (AUD)	61,284	826
Bank of America	290,468	7,477

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

BankUnited	21,500	503
BNP Paribas (EUR) (1)	34,538	1,505
Bridge Bancorp	6,300	126
Close Brothers Group (GBP)	20,884	313
Columbia Banking System	5,100	142
CrossFirst Bankshares (1)	11,763	109
DBS Group Holdings (SGD)	39,567	606
DNB (NOK) (1)	126,149	2,021
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $24 (1)(3)(4)	2,412	13
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $12 (1)(3)(4)	1,185	6
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date:
5/6/19, Cost $- (1)(3)(4)	360	—
East West Bancorp	8,500	313
Equity Bancshares, Class A (1)	6,176	98
Erste Group Bank (EUR) (1)	25,507	619
FB Financial	10,383	280
First Bancshares	6,992	150
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $41 (1)(3)(4)	4,129	31
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $- (1)(3)(4)	803	2
Heritage Commerce	17,916	124
Heritage Financial	7,700	154
Home BancShares	28,500	462
ING Groep (EUR) (1)	192,056	1,568
Intesa Sanpaolo (EUR) (1)	327,070	704
Investors Bancorp	21,300	165
JPMorgan Chase	26,054	2,610
Live Oak Bancshares	9,825	218
Lloyds Banking Group (GBP) (1)	2,246,149	847
Mitsubishi UFJ Financial Group (JPY)	192,500	803
National Bank of Canada (CAD) (5)	33,176	1,824
Origin Bancorp	8,511	202
Pacific Premier Bancorp	12,600	285
Pinnacle Financial Partners	11,017	440

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

PNC Financial Services Group	5,594	622
Popular	4,600	170
Professional Holding, Class A (1)	2,961	34
Professional Holding, Series A, Acquisition Date: 8/28/20, Cost
$12 (1)(3)	1,107	12
Prosperity Bancshares	5,300	289
Sandy Spring Bancorp	3,994	96
Seacoast Banking (1)	15,975	323
Signature Bank	2,530	245
South State	7,656	426
Standard Chartered (GBP) (1)	73,058	381
Sumitomo Mitsui Trust Holdings (JPY)	23,489	678
Svenska Handelsbanken, A Shares (SEK) (1)	130,448	1,312
Towne Bank	5,321	94
United Overseas Bank (SGD)	72,800	1,044
Webster Financial	7,969	219
Wells Fargo	77,077	1,861
Western Alliance Bancorp	11,800	417
		33,855
Capital Markets 1.0%
Cboe Global Markets	6,364	584
Charles Schwab	8,103	288
CME Group	5,313	934
Conyers Park II Acquisition (1)	11,442	127
E*TRADE Financial	52,309	2,830
Goldman Sachs Group	9,991	2,047
Intercontinental Exchange	13,728	1,458
Macquarie Group (AUD)	15,956	1,500
Morgan Stanley	183,842	9,608
MSCI	1,024	382
Open Lending, Class A (1)	10,293	225
S&P Global	5,646	2,069
State Street	1,398	95
XP, Class A (1)	5,126	253
		22,400

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Consumer Finance 0.2%
Capital One Financial	41,964	2,897
Encore Capital Group (1)	8,562	393
PRA Group (1)	8,835	412
SLM	17,500	134
		3,836
Diversified Financial Services 0.2%
Challenger (AUD)	99,289	298
Element Fleet Management (CAD) (5)	160,780	1,323
Equitable Holdings	149,794	3,174
Mitsubishi UFJ Lease & Finance (JPY)	106,500	503
		5,298
Insurance 1.5%
AIA Group (HKD)	97,000	994
American International Group	191,781	5,589
Assurant	4,814	585
Aviva (GBP)	183,947	693
AXA (EUR)	116,253	2,372
Axis Capital Holdings	9,700	463
Chubb	9,397	1,175
Direct Line Insurance Group (GBP)	101,010	399
Hanover Insurance Group	3,800	390
Hartford Financial Services Group	33,526	1,356
Marsh & McLennan	28,084	3,227
MetLife	66,469	2,556
Muenchener Rueckversicherungs-Gesellschaft (EUR)	10,308	2,978
PICC Property & Casualty, H Shares (HKD)	1,122,000	865
Ping An Insurance Group, H Shares (HKD)	80,500	860
Principal Financial Group	9,102	383
Safety Insurance Group	2,429	176
Sampo, A Shares (EUR)	39,297	1,583
Selective Insurance Group	10,600	634
Selectquote (1)	2,862	52
Selectquote, Acquisition Date: 5/6/20, Cost $78 (1)(3)	4,333	75
State Auto Financial	4,507	70

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Storebrand (NOK) (1)	168,885	1,036
Sun Life Financial (CAD)	43,854	1,830
Tokio Marine Holdings (JPY)	37,800	1,745
Willis Towers Watson	7,232	1,486
Zurich Insurance Group (CHF)	4,376	1,618
		35,190
Thrifts & Mortgage Finance 0.1%
Capitol Federal Financial	14,717	138
Essent Group	9,973	356
Housing Development Finance (INR)	31,129	773
Meridian Bancorp	17,562	204
PennyMac Financial Services	12,152	641
Sterling Bancorp	13,556	40
		2,152
Total Financials		102,731
HEALTH CARE 5.3%

Biotechnology 0.7%
AbbVie	43,138	4,131
ACADIA Pharmaceuticals (1)	2,485	98
Acceleron Pharma (1)	3,534	345
Agios Pharmaceuticals (1)	4,434	182
Allogene Therapeutics (1)	1,602	57
Amarin, ADR (1)	5,800	45
Apellis Pharmaceuticals (1)	1,500	46
Arcutis Biotherapeutics (1)	1,080	27
Argenx, ADR (1)	2,858	661
Ascendis Pharma, ADR (1)	8,287	1,228
Avidity Biosciences (1)	1,220	35
Biogen (1)	336	97
Blueprint Medicines (1)	4,374	339
CareDx (1)	2,234	76
CRISPR Therapeutics (1)	534	50
CSL (AUD)	2,582	542
Enanta Pharmaceuticals (1)	300	16
G1 Therapeutics (1)	2,415	37

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Generation Bio (1)	1,140	36
Generation Bio, Acquisition Date: 1/9/20, Cost $35 (1)(3)	3,498	104
Global Blood Therapeutics (1)	7,739	486
Homology Medicines (1)	4,223	45
IGM Biosciences (1)	1,533	66
Immunomedics (1)	6,400	285
Incyte (1)	12,298	1,185
Insmed (1)	13,880	391
Intellia Therapeutics (1)	948	20
Iovance Biotherapeutics (1)	1,300	43
Krystal Biotech (1)	1,253	60
Legend Biotech, ADR (1)	592	20
Orchard Therapeutics, ADR (1)	10,431	62
PTC Therapeutics (1)	1,900	94
Radius Health (1)	15,891	197
RAPT Therapeutics (1)	1,139	30
Scholar Rock Holding (1)	4,134	62
Seattle Genetics (1)	2,932	464
Tricida (1)	5,052	53
Ultragenyx Pharmaceutical (1)	5,642	480
Vertex Pharmaceuticals (1)	15,487	4,323
Xencor (1)	6,739	241
Zentalis Pharmaceuticals (1)	1,018	35
		16,794
Health Care Equipment & Supplies 1.7%
Alcon (CHF) (1)	8,416	479
Align Technology (1)	107	32
AtriCure (1)	5,919	265
Avanos Medical (1)	9,492	307
Axonics Modulation Technologies (1)	1,979	84
Becton Dickinson & Company	7,036	1,708
Boston Scientific (1)	73,707	3,023
Danaher	66,720	13,776
Edwards Lifesciences (1)	337	29
Elekta, B Shares (SEK) (5)	89,249	1,120
Exact Sciences (1)	3,939	297

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

ICU Medical (1)	2,014	403
Inari Medical (1)	696	56
Intuitive Surgical (1)	5,536	4,046
iRhythm Technologies (1)	3,603	793
JAND, Class A, Acquisition Date: 3/9/18, Cost $54 (1)(3)(4)	3,441	84
Koninklijke Philips (EUR) (1)	76,138	3,603
Medtronic	17,848	1,918
Mesa Laboratories	576	142
Nevro (1)	2,309	318
NuVasive (1)	3,700	193
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $114
(1)(3)(4)	30,352	57
Penumbra (1)	1,155	242
Quidel (1)	5,143	905
Stryker	27,203	5,390
Zimmer Biomet Holdings	5,826	821
		40,091
Health Care Providers & Services 1.1%
Alignment Healthcare Partners, Acquisition Date: 2/28/20, Cost
$75 (1)(3)(4)	6,228	76
Amedisys (1)	3,053	739
Anthem	15,432	4,344
Centene (1)	26,977	1,654
Cigna	19,013	3,372
Cross Country Healthcare (1)	10,915	70
CVS Health	8,039	499
Fresenius (EUR)	33,676	1,563
Hanger (1)	17,663	349
HCA Healthcare	30,018	4,074
Humana	1,626	675
Molina Healthcare (1)	5,512	1,020
Pennant Group (1)	5,329	197
U.S. Physical Therapy	3,710	330
UnitedHealth Group	22,163	6,927
		25,889

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Health Care Technology 0.1%
Accolade (1)	985	33
HMS Holdings (1)	11,500	321
Oak Street Health (1)	911	40
Siemens Healthineers (EUR)	26,384	1,202
Veeva Systems, Class A (1)	3,205	905
		2,501
Life Sciences Tools & Services 0.5%
Adaptive Biotechnologies (1)	2,964	123
Agilent Technologies	22,109	2,220
Bruker	11,035	464
Evotec (EUR) (1)(5)	20,025	536
Thermo Fisher Scientific	20,854	8,946
		12,289
Pharmaceuticals 1.2%
Astellas Pharma (JPY)	195,800	3,072
Bausch Health (1)	61,906	1,029
Bayer (EUR)	33,136	2,204
Cara Therapeutics (1)	3,702	57
Catalent (1)	10,633	984
Elanco Animal Health (1)	30,314	881
GlaxoSmithKline, ADR	47,602	1,885
Ipsen (EUR)	7,919	818
MyoKardia (1)	4,653	509
Novartis (CHF)	46,273	3,988
Novo Nordisk, B Shares (DKK)	10,843	717
Odonate Therapeutics (1)	455	7
Otsuka Holdings (JPY)	31,700	1,391
Reata Pharmaceuticals, Class A (1)	1,694	178
Roche Holding (CHF)	13,088	4,578
Sanofi (EUR)	23,523	2,383
Takeda Pharmaceutical, ADR	32,823	611
TherapeuticsMD (1)	79,899	117
Turning Point Therapeutics (1)	2,262	177

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Zoetis	5,218	835
		26,421
Total Health Care		123,985
INDUSTRIALS & BUSINESS SERVICES 3.6%

Aerospace & Defense 0.2%
Aerojet Rocketdyne Holdings (1)	4,407	182
BWX Technologies	5,908	329
Cubic	8,157	384
L3Harris Technologies	120	22
Meggitt (GBP)	237,145	913
Northrop Grumman	92	32
Safran (EUR) (1)	9,269	1,070
Teledyne Technologies (1)	2,420	759
		3,691
Air Freight & Logistics 0.2%
FedEx	4,419	971
United Parcel Service, Class B	23,011	3,765
		4,736
Airlines 0.0%
Alclear Holdings, Class B, Acquisition Date: 3/6/18 - 12/13/18,
Cost $137 (1)(3)(4)(6)	917	248
United Airlines Holdings (1)	286	10
		258
Building Products 0.1%
Gibraltar Industries (1)	9,033	564
Johnson Controls International	31,565	1,286
PGT Innovations (1)	12,866	233
		2,083
Commercial Services & Supplies 0.1%
ADT	19,070	203
Brink's	8,512	412
Cintas	2,877	959
Heritage-Crystal Clean (1)	7,200	106
MSA Safety	2,600	327
Rentokil Initial (GBP) (1)	69,246	493

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Tetra Tech	1,900	175
		2,675
Construction & Engineering 0.1%
Jacobs Engineering Group	17,864	1,613
		1,613
Electrical Equipment 0.4%
ABB (CHF)	70,870	1,807
AZZ	8,300	288
Legrand (EUR)	11,258	940
Melrose Industries (GBP)	742,992	991
Mitsubishi Electric (JPY)	144,300	1,988
Prysmian (EUR)	41,768	1,167
Rockwell Automation	8,700	2,006
Thermon Group Holdings (1)	4,100	54
		9,241
Industrial Conglomerates 0.8%
CK Hutchison Holdings (HKD)	104,729	685
DCC (GBP)	12,463	1,107
General Electric	939,700	5,958
Honeywell International	21,598	3,575
Roper Technologies	6,829	2,917
Siemens (EUR)	32,480	4,501
		18,743
Machinery 0.8%
Caterpillar	11,900	1,693
Chart Industries (1)	7,344	483
Cummins	3,728	773
Deere	21,759	4,571
Enerpac Tool Group	17,400	362
ESCO Technologies	6,849	616
Federal Signal	5,200	167
Fortive	7,250	523
Graco	7,800	452
Helios Technologies	6,640	273
Ingersoll Rand (1)	16,179	567

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

John Bean Technologies	6,571	674
KION Group (EUR)	16,852	1,426
Knorr-Bremse (EUR)	7,577	963
Marel (ISK)	15,730	81
Meritor (1)	20,700	471
Mueller Water Products, Class A	26,000	281
Otis Worldwide	11,688	735
Parker-Hannifin	217	45
SMC (JPY)	1,100	604
Stanley Black & Decker	8,730	1,408
THK (JPY)	36,300	850
Toro	4,400	331
		18,349
Marine 0.0%
Matson	13,600	545
		545
Professional Services 0.3%
Clarivate (1)	28,601	842
CoStar Group (1)	2,271	1,927
Equifax	6,299	1,060
IHS Markit	687	55
Recruit Holdings (JPY)	37,600	1,425
TechnoPro Holdings (JPY)	14,100	751
Teleperformance (EUR)	3,029	934
Upwork (1)	7,883	120
		7,114
Road & Rail 0.4%
Canadian Pacific Railway	1,677	496
Central Japan Railway (JPY)	6,200	929
Kansas City Southern	1,527	278
Knight-Swift Transportation Holdings	14,452	657
Landstar System	2,100	279
Norfolk Southern	16,487	3,504
Saia (1)	2,300	309
Union Pacific	17,194	3,309
		9,761

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Trading Companies & Distributors 0.2%
Ashtead Group (GBP)	23,373	810
Bunzl (GBP)	23,482	758
Mitsubishi (JPY)	37,300	883
SiteOne Landscape Supply (1)	6,914	865
Sumitomo (JPY)	87,700	1,142
United Rentals (1)	8,547	1,513
		5,971
Total Industrials & Business Services		84,780
INFORMATION TECHNOLOGY 8.4%

Communications Equipment 0.1%
Motorola Solutions	6,573	1,017
Telefonaktiebolaget LM Ericsson, B Shares (SEK)	186,291	2,172
		3,189
Electronic Equipment, Instruments & Components 0.3%
Belden	1,300	44
CTS	14,463	302
Hamamatsu Photonics (JPY)	21,400	975
Keysight Technologies (1)	13,967	1,376
Largan Precision (TWD)	6,000	693
Littelfuse	2,010	364
Murata Manufacturing (JPY)	21,500	1,272
National Instruments	13,575	487
Novanta (1)	6,951	745
Omron (JPY)	12,100	886
TE Connectivity	2,332	225
		7,369
IT Services 1.8%
Amadeus IT Group, A Shares (EUR)	16,347	918
ANT International, Class C, Acquisition Date: 6/7/18, Cost $481
(1)(3)(4)	85,814	603
Booz Allen Hamilton Holding	6,200	546
Euronet Worldwide (1)	3,300	341
Evo Payments, Class A (1)	3,137	90
Fidelity National Information Services	27,977	4,220

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Fiserv (1)	30,240	3,011
FleetCor Technologies (1)	522	131
Global Payments	26,961	4,762
Mastercard, Class A	22,110	7,920
NTT Data (JPY)	114,100	1,304
Parsons (1)	3,910	130
PayPal Holdings (1)	36,162	7,382
ServiceTitan, Acquisition Date: 11/9/18, Cost $4 (1)(3)(4)	151	5
StoneCo, Class A (1)	4,712	240
Twilio, Class A (1)	683	184
Visa, Class A	41,933	8,890
Wix.com (1)	5,126	1,510
		42,187
Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices (1)	26,979	2,450
Analog Devices	8,303	971
Applied Materials	94,588	5,827
ASML Holding	2,004	750
ASML Holding (EUR)	6,141	2,295
Broadcom	12,969	4,502
Entegris	14,300	957
Inphi (1)	605	69
KLA	572	117
Lam Research	2,456	826
Lattice Semiconductor (1)	30,359	868
Marvell Technology Group	47,810	1,854
Maxim Integrated Products	5,836	399
Micron Technology (1)	56,849	2,587
MKS Instruments	1,000	120
Monolithic Power Systems	342	91
NVIDIA	13,930	7,452
NXP Semiconductors	48,415	6,089
PDF Solutions (1)	10,934	226
QUALCOMM	81,507	9,708
Renesas Electronics (JPY) (1)	65,800	414
Semtech (1)	3,100	182

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Taiwan Semiconductor Manufacturing (TWD)	257,719	3,756
Texas Instruments	21,795	3,098
Tokyo Electron (JPY)	4,400	1,129
		56,737
Software 2.9%
Atlassian, Class A (1)	3,212	616
Avalara (1)	900	119
Ceridian HCM Holding (1)	8,703	692
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $36 (1)(3)(4)	1,585	34
Coupa Software (1)	1,675	549
Descartes Systems Group (1)	13,600	829
DocuSign (1)	6,664	1,486
Duck Creek Technologies (1)	1,032	40
Five9 (1)	5,805	740
Intuit	16,127	5,570
Microsoft (2)	113,137	25,516
nCino (1)	437	41
nCino, Acquisition Date: 9/16/19, Cost $75 (1)(3)	3,438	304
Paycom Software (1)	2,793	836
Proofpoint (1)	4,000	439
salesforce.com (1)	32,617	8,893
SAP (EUR)	17,231	2,849
ServiceNow (1)	14,000	6,748
Shopify, Class A (1)	124	132
Splunk (1)	11,890	2,608
SS&C Technologies Holdings	11,763	750
Synopsys (1)	18,020	3,988
Toast, Acquisition Date: 9/14/18, Cost $- (1)(3)(4)	9	—
Workday, Class A (1)	10,338	2,478
Zendesk (1)	1,300	125
Zoom Video Communications, Class A (1)	2,080	676
		67,058
Technology Hardware, Storage & Peripherals 0.9%
Apple (2)	137,921	17,797

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Samsung Electronics (KRW)	56,769	2,578
		20,375
Total Information Technology		196,915
MATERIALS 1.5%

Chemicals 0.8%
Air Liquide (EUR)	10,510	1,743
Air Products & Chemicals	108	32
Asahi Kasei (JPY)	129,700	1,087
BASF (EUR)	17,710	1,081
Covestro (EUR)	17,013	811
DuPont de Nemours	19,840	1,106
Element Solutions (1)	37,244	400
Johnson Matthey (GBP)	40,185	1,267
Linde	32,054	8,005
Minerals Technologies	6,000	305
PPG Industries	14,466	1,742
Quaker Chemical	2,250	428
Sherwin-Williams	447	300
Tosoh (JPY)	10,700	158
Umicore (EUR)	22,705	1,042
		19,507
Containers & Packaging 0.3%
Amcor, CDI (AUD)	75,060	837
International Paper	58,576	2,124
Packaging Corp. of America	33,996	3,442
Westrock	43,772	1,328
		7,731
Metals & Mining 0.3%
Alcoa (1)	15,400	225
Antofagasta (GBP)	91,566	1,313
BHP Group (AUD)	21,742	600
BHP Group (GBP)	57,532	1,309
Constellium (1)	22,200	178
ERO Copper (CAD) (1)	19,300	294
Franco-Nevada (CAD)	2,000	301

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Haynes International	6,162	115
IGO (AUD)	247,004	804
Lundin Mining (CAD)	31,597	198
Northern Star Resources (AUD)	50,135	505
Rio Tinto (AUD)	7,568	545
South32 (AUD)	335,555	519
		6,906
Paper & Forest Products 0.1%
Stora Enso, R Shares (EUR)	102,344	1,510
West Fraser Timber (CAD)	5,300	284
		1,794
Total Materials		35,938
REAL ESTATE 0.9%

Equity Real Estate Investment Trusts 0.8%
American Campus Communities, REIT	11,200	380
Community Healthcare Trust, REIT	2,200	103
CubeSmart, REIT	10,100	319
Douglas Emmett, REIT	2,400	67
EastGroup Properties, REIT	6,100	812
First Industrial Realty Trust, REIT	5,379	229
Great Portland Estates (GBP)	104,727	845
JBG SMITH Properties, REIT	15,547	430
Prologis, REIT	87,866	8,950
PS Business Parks, REIT	4,578	578
Regency Centers, REIT	2,675	106
Rexford Industrial Realty, REIT	10,600	509
Scentre Group (AUD)	347,269	578
Sun Communities, REIT	14,064	2,097
Welltower, REIT	15,408	886
Weyerhaeuser, REIT	69,768	2,115
		19,004
Real Estate Management & Development 0.1%
FirstService	7,936	993

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Mitsui Fudosan (JPY)	88,700	1,605
		2,598
Total Real Estate		21,602
UTILITIES 1.3%

Electric Utilities 0.6%
American Electric Power	3,644	287
Entergy	10,052	997
Iberdrola (EUR)	3,974	50
MGE Energy	1,531	100
NextEra Energy	32,652	9,115
PNM Resources	17,955	784
Southern	45,824	2,391
		13,724
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)	127,000	403
Chesapeake Utilities	4,350	356
ONE Gas	8,300	615
Southwest Gas Holdings	9,619	605
		1,979
Independent Power & Renewable Electricity Producers 0.1%
AES	46,699	829
Electric Power Development (JPY)	41,400	625
NextEra Energy Partners	4,900	295
		1,749
Multi-Utilities 0.5%
Ameren	29,734	2,352
Engie (EUR) (1)	134,674	1,874
National Grid (GBP)	106,676	1,195
NiSource	41,704	924
Public Service Enterprise Group	18,450	964
Sempra Energy	43,379	5,364
		12,673
Water Utilities 0.0%
California Water Service Group	5,400	245
Middlesex Water	3,847	246

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SJW Group	5,753	360
		851
Total Utilities		30,976
Total Miscellaneous Common Stocks 0.1% (7)		1,420
Total Common Stocks (Cost $490,541)		851,345

CONVERTIBLE PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%

Automobiles 0.1%
Rivian Automotive, Series D, Acquisition Date: 12/23/19, Cost
$107 (1)(3)(4)	10,000	155
Rivian Automotive, Series E, Acquisition Date: 7/10/20, Cost
$163 (1)(3)(4)	10,520	163
		318
Diversified Consumer Services 0.0%
1stdibs.com, Series D, Acquisition Date: 2/7/19, Cost $44
(1)(3)(4)	8,813	41
		41
Hotels, Restaurants & Leisure 0.0%
Cava Group, Series E, Acquisition Date: 6/23/20, Cost $124
(1)(3)(4)	5,461	124
		124
Internet & Direct Marketing Retail 0.0%
A Place for Rover, Series G, Acquisition Date: 5/11/18, Cost
$43 (1)(3)(4)	5,748	33
Roofoods, Series F, Acquisition Date: 9/12/17, Cost $139
(1)(3)(4)	393	153
Roofoods, Series G, Acquisition Date: 5/16/19, Cost $5
(1)(3)(4)	13	5
		191
Textiles, Apparel & Luxury Goods 0.0%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost $16
(1)(3)(4)	1,470	19
Allbirds, Series B, Acquisition Date: 10/10/18, Cost $3 (1)(3)(4)	260	3
Allbirds, Series C, Acquisition Date: 10/9/18, Cost $27 (1)(3)(4)	2,470	32

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost $9
(1)(3)(4)	790	10
		64
Total Consumer Discretionary		738
CONSUMER STAPLES 0.0%

Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $100 (1)(3)(4)	5,409	179
Total Consumer Staples		179
HEALTH CARE 0.0%

Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20, Cost
$41 (1)(3)(4)	14,745	41
		41
Health Care Equipment & Supplies 0.0%
JAND, Series E, Acquisition Date: 3/9/18, Cost $67 (1)(3)(4)	4,246	104
JAND, Series F, Acquisition Date: 4/3/20, Cost $101 (1)(3)(4)	5,187	127
		231
Total Health Care		272
INDUSTRIALS & BUSINESS SERVICES 0.0%

Machinery 0.0%
Stanley Black & Decker, Series C, STEP, 5.00% (8)	44	52
Xometry, Series A-2, Acquisition Date: 7/20/20, Cost $8
(1)(3)(4)	795	8
Xometry, Series B, Acquisition Date: 7/20/20, Cost $3 (1)(3)(4)	273	2
Xometry, Series C, Acquisition Date: 7/20/20, Cost $3 (1)(3)(4)	283	3
Xometry, Series D, Acquisition Date: 7/20/20, Cost $2 (1)(3)(4)	220	2
Xometry, Series E, Acquisition Date: 7/20/20, Cost $22 (1)(3)(4)	1,591	22
		89
Road & Rail 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $68 (1)(3)(4)	9,621	96
Convoy, Series D, Acquisition Date: 10/30/19, Cost $84
(1)(3)(4)	6,236	63
		159
Total Industrials & Business Services		248

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
INFORMATION TECHNOLOGY 0.0%
IT Services 0.0%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $-
(1)(3)(4)	3	—
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $40
(1)(3)(4)	1,534	52
		52
Software 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $32 (1)(3)(4)	2,328	52
Checkr, Series D, Acquisition Date: 9/6/19, Cost $99 (1)(3)(4)	3,266	73
Haul Hub, Series B, Acquisition Date: 2/14/20, Cost $26
(1)(3)(4)	1,767	26
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14, Cost
$25 (1)(3)(4)	10,891	24
Seismic Software, Series E, Acquisition Date: 12/13/18, Cost
$58 (1)(3)(4)	1,854	92
Toast, Series B, Acquisition Date: 9/14/18, Cost $1 (1)(3)(4)	78	3
Toast, Series D, Acquisition Date: 6/27/18, Cost $99 (1)(3)(4)	5,711	228
Toast, Series F, Acquisition Date: 2/14/20, Cost $22 (1)(3)(4)	484	19
		517
Total Information Technology		569
UTILITIES 0.0%
Electric Utilities 0.0%
Southern, Series A6.75%, 8/1/22	9,810	444
Total Utilities		444
Total Convertible Preferred Stocks (Cost $2,115)		2,450

CORPORATE BONDS 7.6%
AbbVie, 2.95%, 11/21/26 (9)	1,185,000	1,302
AbbVie, 3.20%, 11/21/29 (9)	190,000	210
AbbVie, 3.60%, 5/14/25	580,000	646
AbbVie, 4.05%, 11/21/39 (9)	260,000	305
AbbVie, 4.70%, 5/14/45	600,000	734
AbbVie, 4.875%, 11/14/48	870,000	1,108

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Adani Electricity Mumbai, 3.949%, 2/12/30	1,200,000	1,200
AerCap Ireland Capital, 3.50%, 1/15/25	150,000	145
AerCap Ireland Capital, 4.625%, 7/1/22	300,000	307
AerCap Ireland Capital, 4.875%, 1/16/24	355,000	364
AerCap Ireland Capital, 6.50%, 7/15/25	150,000	163
Aflac, 3.60%, 4/1/30	155,000	181
AIA Group, 3.90%, 4/6/28 (9)	765,000	865
AIB Group, VR, 4.263%, 4/10/25 (9)(10)	480,000	519
Alexandria Real Estate Equities, 3.45%, 4/30/25	390,000	434
Alexandria Real Estate Equities, 3.95%, 1/15/27	455,000	516
Alexandria Real Estate Equities, 3.95%, 1/15/28	655,000	753
Altria Group, 5.80%, 2/14/39	115,000	146
American Airlines PTT, Series 2016-1, Class AA, 3.575%,
1/15/28	230,670	222
American Airlines PTT, Series 2016-3, Class B, 3.75%, 10/15/25	225,922	156
American Airlines PTT, Series 2017-2, Class AA, 3.35%,
10/15/29	209,563	196
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25	412,456	279
American Campus Communities Operating Partnership, 2.85%,
2/1/30	770,000	767
American Campus Communities Operating Partnership, 3.30%,
7/15/26	315,000	336
American Campus Communities Operating Partnership,
3.625%, 11/15/27	265,000	281
Anglo American Capital, 4.125%, 9/27/22 (9)	465,000	490
Anheuser-Busch InBev Worldwide, 4.90%, 2/1/46	500,000	616
Anthem, 2.25%, 5/15/30	280,000	289
Apple, 1.65%, 5/11/30	450,000	466
APT Pipelines, 3.875%, 10/11/22 (9)	300,000	312
APT Pipelines, 4.25%, 7/15/27 (9)	288,000	324
Arrow Electronics, 4.00%, 4/1/25	510,000	549
AT&T, 1.65%, 2/1/28	150,000	152
AT&T, 2.25%, 2/1/32	260,000	262

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
AT&T, 2.30%, 6/1/27	425,000	451
AT&T, 2.75%, 6/1/31	910,000	963
AT&T, 3.65%, 6/1/51	435,000	454
AT&T, 4.30%, 2/15/30	290,000	345
AT&T, 4.50%, 3/9/48	790,000	927
Ausgrid Finance, 3.85%, 5/1/23 (9)	285,000	300
Ausgrid Finance, 4.35%, 8/1/28 (9)	440,000	502
Avnet, 3.75%, 12/1/21	405,000	416
Avolon Holdings Funding, 3.95%, 7/1/24 (9)	615,000	567
Avolon Holdings Funding, 4.375%, 5/1/26 (9)	300,000	271
Baidu, 2.875%, 7/6/22	960,000	990
Baidu, 3.625%, 7/6/27 (5)	680,000	749
Baidu, 3.875%, 9/29/23	545,000	589
Banco de Bogota, 4.375%, 8/3/27 (9)	750,000	788
Banco Santander, 3.49%, 5/28/30	200,000	219
Banco Santander Chile, 3.875%, 9/20/22 (9)	305,000	323
Bangkok Bank, VR, 3.733%, 9/25/34 (10)	950,000	958
Bank of America, 3.248%, 10/21/27	1,420,000	1,580
Bank of America, VR, 1.898%, 7/23/31 (10)	485,000	488
Bank of America, VR, 2.592%, 4/29/31 (10)	600,000	636
Bank of America, VR, 2.676%, 6/19/41 (10)	420,000	429
Bank of America, VR, 3.559%, 4/23/27 (10)	1,195,000	1,343
Bank of America, VR, 4.271%, 7/23/29 (10)	875,000	1,033
Barclays, VR, 2.852%, 5/7/26 (10)	685,000	723
Barclays, VR, 3.932%, 5/7/25 (10)	465,000	504
Barclays, VR, 4.61%, 2/15/23 (10)	640,000	673
Barclays Bank, 5.14%, 10/14/20	900,000	905
BAT Capital, 3.222%, 8/15/24	380,000	409
BAT Capital, 3.557%, 8/15/27	1,280,000	1,392
Bayer U.S. Finance II, 3.875%, 12/15/23 (9)	1,135,000	1,244
BBVA Bancomer, 4.375%, 4/10/24 (9)	740,000	801

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
BBVA Bancomer, VR, 5.125%, 1/18/33 (10)	1,000,000	962
Becton Dickinson & Company, 2.823%, 5/20/30	285,000	310
Becton Dickinson & Company, 2.894%, 6/6/22	202,000	209
Becton Dickinson & Company, 3.70%, 6/6/27	1,419,000	1,602
Becton Dickinson & Company, 3.734%, 12/15/24	325,000	360
Becton Dickinson & Company, 3.794%, 5/20/50	390,000	441
Becton Dickinson & Company, 4.669%, 6/6/47	915,000	1,129
Boardwalk Pipelines, 3.375%, 2/1/23	150,000	153
Boardwalk Pipelines, 3.40%, 2/15/31	385,000	388
Boardwalk Pipelines, 4.45%, 7/15/27	175,000	190
Boardwalk Pipelines, 4.95%, 12/15/24	415,000	451
Boardwalk Pipelines, 5.95%, 6/1/26	430,000	506
Booking Holdings, 4.10%, 4/13/25	190,000	215
Booking Holdings, 4.50%, 4/13/27	200,000	235
Booking Holdings, 4.625%, 4/13/30	235,000	282
Boral Finance, 3.00%, 11/1/22 (9)	70,000	72
Boral Finance, 3.75%, 5/1/28 (9)	915,000	910
Boston Properties, 2.75%, 10/1/26	350,000	378
Boston Properties, 3.20%, 1/15/25	565,000	612
Boston Properties, 3.25%, 1/30/31	215,000	234
Boston Properties, 3.65%, 2/1/26	340,000	379
Braskem Finance, 7.375% (8)	564,000	566
Bristol-Myers Squibb, 5.25%, 8/15/43	240,000	343
British Telecommunications, 3.25%, 11/8/29 (9)	510,000	556
Brixmor Operating Partnership, 3.65%, 6/15/24	272,000	284
Brixmor Operating Partnership, 3.85%, 2/1/25	625,000	662
Brixmor Operating Partnership, 4.05%, 7/1/30	260,000	278
Brixmor Operating Partnership, 4.125%, 5/15/29	940,000	1,007
Cameron LNG, 2.902%, 7/15/31 (9)	175,000	191
Cameron LNG, 3.302%, 1/15/35 (9)	190,000	214
Cameron LNG, 3.701%, 1/15/39 (9)	145,000	161

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Capital One Bank USA, 3.375%, 2/15/23	920,000	973
Capital One Financial, 0.80%, 6/12/24 (EUR)	340,000	405
Capital One Financial, 3.20%, 1/30/23	80,000	85
Capital One Financial, 3.30%, 10/30/24	1,165,000	1,267
Capital One Financial, 3.80%, 1/31/28	725,000	809
Capital One Financial, 3.90%, 1/29/24	270,000	294
Cardinal Health, 3.75%, 9/15/25	402,000	452
Cardinal Health, 4.50%, 11/15/44	95,000	105
Cardinal Health, 4.90%, 9/15/45	100,000	118
CC Holdings, 3.849%, 4/15/23	730,000	787
Charter Communications Operating, 2.80%, 4/1/31	590,000	621
Charter Communications Operating, 3.75%, 2/15/28	550,000	612
Charter Communications Operating, 4.20%, 3/15/28	425,000	486
Charter Communications Operating, 4.908%, 7/23/25	1,115,000	1,297
Charter Communications Operating, 6.484%, 10/23/45	110,000	148
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29 (9)	445,000	469
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27	135,000	152
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24	285,000	331
Cigna, 2.40%, 3/15/30	195,000	204
Cigna, 3.40%, 3/1/27	105,000	117
Cigna, 3.40%, 3/15/50	420,000	448
Cigna, 4.125%, 11/15/25	985,000	1,136
Cigna, 4.50%, 2/25/26	845,000	987
Cigna, 4.80%, 8/15/38	535,000	669
Citigroup, VR, 3.106%, 4/8/26 (10)	500,000	543
CNO Financial Group, 5.25%, 5/30/25	657,000	748
Comcast, 2.80%, 1/15/51	655,000	655
Comcast, 3.25%, 11/1/39	1,240,000	1,368
Comcast, 3.30%, 2/1/27	1,110,000	1,256
Comcast, 4.15%, 10/15/28	290,000	350
Comcast, 4.70%, 10/15/48	670,000	898

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Concho Resources, 2.40%, 2/15/31	40,000	39
Concho Resources, 3.75%, 10/1/27	350,000	383
Continental Resources, 4.375%, 1/15/28	25,000	24
Country Garden Holdings, 5.125%, 1/17/25	200,000	209
Country Garden Holdings, 6.15%, 9/17/25	450,000	494
Credit Suisse, 2.95%, 4/9/25	290,000	318
Credit Suisse Group, VR, 2.193%, 6/5/26 (9)(10)	695,000	717
Credit Suisse Group, VR, 2.593%, 9/11/25 (9)(10)	745,000	779
Credit Suisse Group, VR, 4.194%, 4/1/31 (9)(10)	660,000	770
Crown Castle International, 4.45%, 2/15/26	780,000	904
Crown Castle Towers, 3.222%, 5/15/22 (9)	65,000	66
Crown Castle Towers, 3.663%, 5/15/25 (9)	695,000	732
CVS Health, 1.30%, 8/21/27	380,000	377
CVS Health, 2.70%, 8/21/40	150,000	146
CVS Health, 3.625%, 4/1/27	510,000	577
CVS Health, 4.25%, 4/1/50	55,000	65
CVS Health, 5.05%, 3/25/48	1,350,000	1,752
CVS Health, 5.125%, 7/20/45	25,000	32
Danske Bank, 1.226%, 6/22/24 (9)	495,000	499
Danske Bank, 2.00%, 9/8/21 (9)	255,000	258
Danske Bank, 2.70%, 3/2/22 (9)	305,000	314
Danske Bank, 3.875%, 9/12/23 (9)	5,000	5
Danske Bank, 5.375%, 1/12/24 (9)	320,000	362
Danske Bank, VR, 3.001%, 9/20/22 (9)(10)	200,000	204
Danske Bank, VR, 3.244%, 12/20/25 (9)(10)	250,000	268
Diamondback Energy, 2.875%, 12/1/24	750,000	772
Diamondback Energy, 3.25%, 12/1/26	515,000	527
Diamondback Energy, 3.50%, 12/1/29	505,000	513
Discover Financial Services, 3.75%, 3/4/25	875,000	954
Discover Financial Services, 4.10%, 2/9/27	645,000	717
Ecolab, 4.80%, 3/24/30	45,000	57

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Edison International, 4.95%, 4/15/25	30,000	33
Empresa Nacional de Telecomunicaciones, 4.875%, 10/30/24	1,225,000	1,324
Enel Chile, 4.875%, 6/12/28	860,000	1,036
Enel Finance International, 2.75%, 4/6/23 (9)	990,000	1,033
Enel Finance International, 3.625%, 5/25/27 (9)	535,000	594
Energy Transfer Operating, 2.90%, 5/15/25	175,000	180
Energy Transfer Operating, 4.20%, 4/15/27	880,000	918
Energy Transfer Operating, 4.50%, 4/15/24	120,000	129
Energy Transfer Operating, 4.95%, 6/15/28	180,000	192
Energy Transfer Operating, 5.00%, 5/15/50	85,000	82
Energy Transfer Operating, 5.25%, 4/15/29	265,000	288
Energy Transfer Operating, 5.50%, 6/1/27	80,000	89
Energy Transfer Operating, 5.875%, 1/15/24	320,000	355
Energy Transfer Operating, 6.00%, 6/15/48	345,000	357
Energy Transfer Operating, 6.25%, 4/15/49	455,000	477
Eni, Series X-R, 4.75%, 9/12/28 (9)	595,000	687
Equitable Holdings, 4.35%, 4/20/28	640,000	728
Essex Portfolio, 3.375%, 4/15/26	375,000	412
Essex Portfolio, 3.625%, 5/1/27	580,000	648
Falabella, 4.375%, 1/27/25 (5)	1,100,000	1,182
Fidelity National Financial, 4.50%, 8/15/28	310,000	354
Fidelity National Information Services, 0.75%, 5/21/23 (EUR)	100,000	121
Fifth Third Bancorp, 2.55%, 5/5/27	185,000	200
FirstEnergy, Series B, 2.25%, 9/1/30	70,000	70
FirstEnergy, Series B, 3.90%, 7/15/27	1,300,000	1,423
FirstEnergy Transmission, 4.35%, 1/15/25 (9)	765,000	833
Fiserv, 1.125%, 7/1/27 (EUR)	230,000	282
Fiserv, 3.20%, 7/1/26	325,000	364
Fox, 3.05%, 4/7/25	35,000	38
GE Capital International Funding, 3.373%, 11/15/25	1,045,000	1,108
General Electric, 5.55%, 1/5/26	405,000	471

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
General Electric, Series D, VR, 5.00% (8)(10)	190,000	148
General Motors Financial, 3.20%, 7/6/21	65,000	66
General Motors Financial, 4.00%, 10/6/26	225,000	243
General Motors Financial, 4.20%, 3/1/21	160,000	162
General Motors Financial, 4.30%, 7/13/25	465,000	508
General Motors Financial, 4.35%, 4/9/25	489,000	534
General Motors Financial, 5.10%, 1/17/24	105,000	115
GLP Capital, 3.35%, 9/1/24	120,000	121
Goldman Sachs Group, 3.50%, 11/16/26	540,000	601
Goldman Sachs Group, VR, 3.691%, 6/5/28 (10)	955,000	1,081
Hasbro, 3.00%, 11/19/24	485,000	511
Hasbro, 3.55%, 11/19/26	240,000	253
Healthcare Realty Trust, 3.625%, 1/15/28	575,000	613
Healthpeak Properties, 2.875%, 1/15/31	75,000	80
Healthpeak Properties, 3.25%, 7/15/26	65,000	73
Healthpeak Properties, 3.50%, 7/15/29	75,000	83
Heathrow Funding, 4.875%, 7/15/21 (9)	570,000	584
Highwoods Realty, 3.05%, 2/15/30	685,000	711
Highwoods Realty, 4.125%, 3/15/28	570,000	629
HSBC Holdings, 3.90%, 5/25/26	415,000	468
HSBC Holdings, VR, 2.099%, 6/4/26 (10)	570,000	582
HSBC Holdings, VR, 3.95%, 5/18/24 (10)	205,000	221
Humana, 3.85%, 10/1/24	465,000	514
Humana, 4.50%, 4/1/25	335,000	387
Hyundai Capital America, 2.375%, 2/10/23 (9)	485,000	498
Intercontinental Exchange, 0.70%, 6/15/23	80,000	80
Intercontinental Exchange, 1.85%, 9/15/32	405,000	410
Intercontinental Exchange, 2.65%, 9/15/40	315,000	319
JPMorgan Chase, VR, 2.083%, 4/22/26 (10)	1,125,000	1,180
JPMorgan Chase, VR, 2.182%, 6/1/28 (10)	680,000	704
JPMorgan Chase, VR, 2.522%, 4/22/31 (10)	570,000	608

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
JPMorgan Chase, VR, 2.739%, 10/15/30 (10)	415,000	447
JPMorgan Chase, VR, 2.956%, 5/13/31 (10)	1,415,000	1,516
JPMorgan Chase, VR, 3.54%, 5/1/28 (10)	275,000	310
Keysight Technologies, 4.60%, 4/6/27	299,000	352
Kinder Morgan, 5.625%, 11/15/23 (9)	280,000	317
Kinder Morgan Energy Partners, 3.50%, 3/1/21	65,000	65
Las Vegas Sands, 3.20%, 8/8/24	125,000	127
Las Vegas Sands, 3.50%, 8/18/26	210,000	214
Marsh & McLennan, 2.25%, 11/15/30	185,000	194
Martin Marietta Materials, 4.25%, 7/2/24	640,000	711
Micron Technology, 4.185%, 2/15/27	405,000	462
Micron Technology, 4.64%, 2/6/24	865,000	962
Micron Technology, 5.327%, 2/6/29	226,000	270
Mileage Plus Holdings, 6.50%, 6/20/27 (9)	460,000	480
Morgan Stanley, 3.625%, 1/20/27	770,000	874
Morgan Stanley, 3.75%, 2/25/23	1,665,000	1,797
Morgan Stanley, 4.00%, 7/23/25	595,000	681
Morgan Stanley, VR, 4.431%, 1/23/30 (10)	185,000	222
Natwest Group, 5.125%, 5/28/24	355,000	392
Natwest Group, 6.125%, 12/15/22	490,000	538
Natwest Group, VR, 3.498%, 5/15/23 (10)	535,000	558
Netflix, 4.625%, 5/15/29 (EUR)	655,000	918
NiSource, 0.95%, 8/15/25	260,000	261
NiSource, 1.70%, 2/15/31	315,000	311
NiSource, 3.60%, 5/1/30	365,000	421
NRG Energy, 3.75%, 6/15/24 (9)	80,000	86
NRG Energy, 4.45%, 6/15/29 (9)	260,000	286
NXP, 2.70%, 5/1/25 (9)	50,000	53
NXP, 3.15%, 5/1/27 (9)	95,000	103
NXP, 4.875%, 3/1/24 (9)	555,000	624
NXP, 5.35%, 3/1/26 (9)	205,000	245

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Occidental Petroleum, 2.90%, 8/15/24	925,000	851
Oracle, 2.80%, 4/1/27	440,000	483
Oracle, 2.95%, 4/1/30	725,000	809
Oracle, 3.60%, 4/1/50	930,000	1,038
Pacific Gas & Electric, 2.10%, 8/1/27	495,000	484
Pacific Gas & Electric, 2.50%, 2/1/31	570,000	548
Pacific Gas & Electric, 3.30%, 8/1/40	480,000	452
Pacific Gas & Electric, 3.95%, 12/1/47	320,000	301
Pacific Gas & Electric, 4.55%, 7/1/30	530,000	580
PerkinElmer, 3.30%, 9/15/29	440,000	485
Perrigo Finance Unlimited, 3.15%, 6/15/30	200,000	210
Perrigo Finance Unlimited, 3.90%, 12/15/24	440,000	476
Perrigo Finance Unlimited, 4.375%, 3/15/26	455,000	509
Prologis, 1.25%, 10/15/30	185,000	180
Regency Centers, 3.70%, 6/15/30	385,000	425
Reynolds American, 4.45%, 6/12/25	710,000	808
Roper Technologies, 2.00%, 6/30/30	95,000	97
Ross Stores, 4.80%, 4/15/30	120,000	144
Ross Stores, 5.45%, 4/15/50	205,000	263
Sabine Pass Liquefaction, 4.50%, 5/15/30 (9)	95,000	109
Sabine Pass Liquefaction, 5.00%, 3/15/27	1,105,000	1,257
Sabine Pass Liquefaction, 5.75%, 5/15/24	200,000	229
Sabine Pass Liquefaction, 5.875%, 6/30/26	629,000	755
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (10)	715,000	715
SBA Tower Trust, 2.328%, 1/15/28 (9)	150,000	152
SBA Tower Trust, 2.836%, 1/15/25 (9)	580,000	603
SBA Tower Trust, 3.168%, 4/11/22 (9)	670,000	677
SBA Tower Trust, 3.448%, 3/15/23 (9)	260,000	272
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/8/24 (9)	645,000	666
Simon Property Group, 2.65%, 7/15/30	385,000	385
Simon Property Group, 3.30%, 1/15/26	95,000	104

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Simon Property Group, 3.375%, 10/1/24	1,010,000	1,092
Simon Property Group, 3.50%, 9/1/25	225,000	247
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (9)	520,000	541
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (9)	200,000	210
Southern, 3.25%, 7/1/26	575,000	642
Standard Chartered, VR, 4.644%, 4/1/31 (9)(10)	820,000	963
Suncor Energy, 2.80%, 5/15/23	60,000	63
Suncor Energy, 3.10%, 5/15/25	100,000	109
Suzano Austria, 6.00%, 1/15/29	850,000	965
Synchrony Financial, 4.25%, 8/15/24	105,000	113
Synchrony Financial, 4.375%, 3/19/24	145,000	156
T-Mobile USA, 2.05%, 2/15/28 (9)	260,000	266
T-Mobile USA, 3.75%, 4/15/27 (9)	1,260,000	1,427
T-Mobile USA, 3.875%, 4/15/30 (9)	465,000	529
Thermo Fisher Scientific, 0.125%, 3/1/25 (EUR)	140,000	167
Thermo Fisher Scientific, 1.75%, 4/15/27 (EUR)	100,000	129
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)	100,000	137
Transcontinental Gas Pipe Line, 3.25%, 5/15/30 (9)	100,000	109
Transcontinental Gas Pipe Line, 4.00%, 3/15/28	430,000	483
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	270,000	318
Transurban Finance, 3.375%, 3/22/27 (9)	145,000	155
Transurban Finance, 4.125%, 2/2/26 (9)	120,000	133
U.S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25	594,451	477
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25	191,196	158
UBS Group, VR, 2.859%, 8/15/23 (9)(10)	550,000	572
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28	155,000	130
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32	100,000	91
UnitedHealth Group, 2.00%, 5/15/30	195,000	204
UnitedHealth Group, 2.75%, 5/15/40	255,000	269
UnitedHealth Group, 2.90%, 5/15/50	360,000	378
UnitedHealth Group, 3.50%, 8/15/39	150,000	171

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
UnitedHealth Group, 3.70%, 12/15/25	410,000	471
UnitedHealth Group, 4.45%, 12/15/48	50,000	65
Vanke Real Estate Hong Kong, 5.35%, 3/11/24 (5)	1,100,000	1,231
VEREIT Operating Partnership, 3.95%, 8/15/27	934,000	996
VEREIT Operating Partnership, 4.60%, 2/6/24	1,455,000	1,557
VEREIT Operating Partnership, 4.625%, 11/1/25	300,000	332
VEREIT Operating Partnership, 4.875%, 6/1/26	120,000	133
Verizon Communications, 4.522%, 9/15/48	330,000	432
Verizon Communications, 4.672%, 3/15/55	186,000	254
Verizon Communications, 4.75%, 11/1/41	155,000	206
Verizon Communications, 5.012%, 4/15/49	55,000	77
Vistra Operations, 3.55%, 7/15/24 (9)	870,000	921
Vistra Operations, 3.70%, 1/30/27 (9)	1,425,000	1,496
Vistra Operations, 4.30%, 7/15/29 (9)	770,000	836
Vodafone Group, 4.375%, 5/30/28	255,000	304
Vodafone Group, 4.875%, 6/19/49	615,000	763
Vodafone Group, 5.25%, 5/30/48	915,000	1,176
Volkswagen Bank, 1.875%, 1/31/24 (EUR)	100,000	124
Volkswagen Bank, 2.50%, 7/31/26 (EUR)	400,000	517
Volkswagen Group of America Finance, 2.85%, 9/26/24 (9)	280,000	298
Volkswagen Group of America Finance, 3.20%, 9/26/26 (9)	970,000	1,070
Volkswagen Leasing, 1.625%, 8/15/25 (EUR)	295,000	363
Wells Fargo, 4.30%, 7/22/27	370,000	426
Wells Fargo, VR, 2.188%, 4/30/26 (10)	340,000	355
Wells Fargo, VR, 2.393%, 6/2/28 (10)	380,000	397
Wells Fargo, VR, 2.572%, 2/11/31 (10)	640,000	669
Wells Fargo, VR, 2.879%, 10/30/30 (10)	1,150,000	1,235
Wells Fargo, VR, 3.068%, 4/30/41 (10)	1,005,000	1,067
Westlake Chemical, 1.625%, 7/17/29 (EUR)	215,000	249
Williams, 3.90%, 1/15/25	845,000	928
Williams, 4.00%, 9/15/25	120,000	134

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Williams, 4.30%, 3/4/24	50,000	55

Williams, 4.85%, 3/1/48	320,000	372

Willis North America, 3.60%, 5/15/24	1,030,000	1,123

Woodside Finance, 3.65%, 3/5/25 (9)	1,345,000	1,426

Woodside Finance, 3.70%, 9/15/26 (9)	438,000	470

Woodside Finance, 3.70%, 3/15/28 (9)	750,000	799

WPP Finance 2010, 3.75%, 9/19/24	670,000	734

Total Corporate Bonds (Cost $167,449)		178,895

ASSET-BACKED SECURITIES 1.5%

AmeriCredit Automobile Receivables Trust
Series 2016-4, Class D
2.74%, 12/8/22	1,005,000	1,020

AmeriCredit Automobile Receivables Trust
Series 2019-1, Class B
3.13%, 2/18/25	185,000	192

Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (9)	770,000	666

Avis Budget Rental Car Funding AESOP
Series 2016-2A, Class A
2.72%, 11/20/22 (9)	460,000	467

Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class A
3.07%, 9/20/23 (9)	480,000	490

Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class A
4.00%, 3/20/25 (9)	875,000	927

Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (9)	210,000	221

Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class C
3.02%, 8/20/26 (9)	720,000	684

Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 1.072%, 1/20/28 (9)	613,586	610

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Barings
Series 2016-2A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.352%, 7/20/28 (9)	540,000	539

Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 1.775%, 4/15/29 (9)	280,000	273

BlueMountain
Series 2015-2A, Class A1R, CLO, FRN
3M USD LIBOR + 0.93%, 1.202%, 7/18/27 (9)	454,614	452

Capital One Multi-Asset Execution Trust
Series 2005-B3, Class B3, FRN
3M USD LIBOR + 0.55%, 0.825%, 5/15/28	615,000	595

Carlyle Global Market Strategies
Series 2015-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.00%, 1.247%, 7/28/28 (9)	1,345,000	1,337

Carmax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26	735,000	741

CIFC Funding
Series 2015-4A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 1.422%, 10/20/27 (9)	520,000	517

CNH Equipment Trust
Series 2017-C, Class B
2.54%, 5/15/25	60,000	61

Cole Park
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.05%, 1.322%, 10/20/28 (9)	945,000	940

Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (9)	280,725	301

Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (9)	265,000	276

Dryden
Series 2020-86A, Class A, CLO, FRN
3M USD LIBOR + 1.65%, 1.884%, 7/17/30 (9)	1,175,000	1,175

Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (9)	30,684	31

Exeter Automobile Receivables Trust
Series 2020-1A, Class B
2.26%, 4/15/24 (9)	355,000	360

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Ford Credit Auto Owner Trust
Series 2019-1, Class A
3.52%, 7/15/30 (9)	1,175,000	1,288

GM Financial Consumer Automobile
Series 2017-1A, Class C
2.45%, 7/17/23 (9)	100,000	101

GM Financial Consumer Automobile Receivables Trust
Series 2017-3A, Class C
2.52%, 3/16/23 (9)	200,000	202

Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 1.422%, 10/20/28 (9)	780,000	778

Halcyon Loan Advisors Funding
Series 2014-3A, Class AR, CLO, FRN
3M USD LIBOR + 1.10%, 1.358%, 10/22/25 (9)	89,019	89

Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (9)	427,388	429

Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (9)	540,375	552

Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (9)	45,994	47

Hyundai Auto Receivables Trust
Series 2016-B, Class D
2.68%, 9/15/23	365,000	369

Jack in the Box Funding
Series 2019-1A, Class A2I
3.982%, 8/25/49 (9)	560,763	575

Jimmy Johns Funding
Series 2017-1A, Class A2I
3.61%, 7/30/47 (9)	116,400	118

Madison Park Funding XXXIII
Series 2019-33A, Class A, CLO, FRN
3M USD LIBOR + 1.33%, 1.605%, 10/15/32 (9)	805,000	804

Madison Park Funding XXXVII
Series 2019-37A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 1.575%, 7/15/32 (9)	335,000	334

Magnetite XVIII
Series 2016-18A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.36%, 11/15/28 (9)	510,000	507

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (9)	18,310	18

Navient Private Education Loan Trust
Series 2017-A, Class A2A
2.88%, 12/16/58 (9)	146,555	149

Navient Private Education Loan Trust
Series 2018-BA, Class A2A
3.61%, 12/15/59 (9)	502,173	521

Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (9)	730,000	754

Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (9)	450,000	437

Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M USD LIBOR + 1.13%, 1.402%, 10/19/31 (9)	470,000	466

Neuberger Berman XIX
Series 2015-19A, Class A2R2, CLO, FRN
3M USD LIBOR + 1.15%, 1.425%, 7/15/27 (9)	1,355,000	1,309

Neuberger Berman XVI
Series 2017-16SA, Class A, CLO, FRN
3M USD LIBOR + 0.85%, 1.125%, 1/15/28 (9)	677,725	674

OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.12%, 1.392%, 7/20/29 (9)	830,000	822

OCP
Series 2020-19A, Class A1, CLO, FRN
3M USD LIBOR + 1.75%, 2.07%, 7/20/31 (9)	535,000	536

Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 1.125%, 7/15/27 (9)	505,606	501

Octagon Investment Partners XXIII
Series 2015-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 1.475%, 7/15/27 (9)	435,000	420

Octagon Investment Partners XXIX
Series 2016-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.18%, 1.444%, 1/24/33 (9)	825,000	813

OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 1.283%, 7/17/29 (9)	626,983	617

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.443%, 10/17/29 (9)	813,838	809

Palmer Square
Series 2020-2A, Class A1A, CLO, FRN
3M USD LIBOR + 1.70%, 1.904%, 7/15/31 (9)	505,000	505

Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (9)	715,000	727

Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (9)	21,963	22

Sierra Timeshare Receivables Funding
Series 2016-1A, Class A
3.08%, 3/21/33 (9)	121,659	122

Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (9)	203,353	210

Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (9)	360,000	360

SLM Student Loan Trust
Series 2008-5, Class A4, FRN
3M USD LIBOR + 1.70%, 1.945%, 7/25/23	199,692	197

SLM Student Loan Trust
Series 2008-9, Class A, FRN
3M USD LIBOR + 1.50%, 1.745%, 4/25/23	203,187	199

SMB Private Education Loan Trust
Series 2015-B, Class A2A
2.98%, 7/15/27 (9)	124,134	126

SMB Private Education Loan Trust
Series 2015-C, Class A3, FRN
1M USD LIBOR + 1.95%, 2.112%, 8/16/32 (9)	555,000	563

SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (9)	90,751	93

SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (9)	229,752	234

SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (9)	687,753	728

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M USD LIBOR + 0.72%, 0.882%, 1/15/37 (9)	189,573	188

SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (9)	552,042	581

Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 1.155%, 4/15/28 (9)	1,038,513	1,031

Taco Bell Funding
Series 2018-1A, Class A2I
4.318%, 11/25/48 (9)	938,288	960

Verizon Owner Trust
Series 2018-1A, Class C
3.20%, 9/20/22 (9)	420,000	425

Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 1.332%, 10/20/29 (9)	655,000	647

Total Asset-Backed Securities (Cost $35,688)		35,832

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 3.4%

280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, ARM
1M USD LIBOR + 0.88%, 1.036%, 9/15/34 (9)	369,560	368

Angel Oak Mortgage Trust
Series 2019-3, Class A2, CMO, ARM
3.136%, 5/25/59 (9)	372,511	376

Angel Oak Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.238%, 5/25/59 (9)	390,110	394

Angel Oak Mortgage Trust
Series 2020-3, Class A1, CMO, ARM
1.691%, 4/25/65 (9)	504,811	508

Angel Oak Mortgage Trust
Series 2020-5, Class A3, CMO, ARM
2.041%, 5/25/65 (9)	260,000	260

Angel Oak Mortgage Trust I
Series 2019-1, Class A2, CMO, ARM
4.022%, 11/25/48 (9)	151,528	154

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Angel Oak Mortgage Trust I
Series 2019-4, Class A3, CMO, ARM
3.301%, 7/26/49 (9)	485,118	490

Ashford Hospitality Trust
Series 2018-ASHF, Class B, ARM
1M USD LIBOR + 1.25%, 1.412%, 4/15/35 (9)	395,000	365

Ashford Hospitality Trust
Series 2018-ASHF, Class C, ARM
1M USD LIBOR + 1.40%, 1.562%, 4/15/35 (9)	185,000	167

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 1.092%, 12/15/36 (9)	935,000	879

Austin Fairmont Hotel Trust
Series 2019-FAIR, Class B, ARM
1M USD LIBOR + 1.25%, 1.412%, 9/15/32 (9)	235,000	220

Austin Fairmont Hotel Trust
Series 2019-FAIR, Class D, ARM
1M USD LIBOR + 1.80%, 1.962%, 9/15/32 (9)	285,000	256

BANK
Series 2019-BN21, Class C
3.517%, 10/17/52	215,000	191

BANK
Series 2019-BN22, Class D
2.50%, 11/15/62 (9)	405,000	304

BANK
Series 2019-BN23, Class B
3.455%, 12/15/52	1,260,000	1,374

BANK
Series 2020-BN25, Class AS
2.841%, 1/15/63	190,000	203

Barclays Commercial Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 2.322%, 11/25/34 (9)	235,000	217

Barclays Commercial Mortgage Trust
Series 2020-C6, Class AS
2.84%, 2/15/53	190,000	202

Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (9)	236,664	239

Bayview Opportunity Master Fund IVa Trust
Series 2017-RT1, Class A1, CMO, ARM
3.00%, 3/28/57 (9)	41,831	43

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL4, Class A, CMO, ARM
3.50%, 1/28/55 (9)	58,328	59

Benchmark Mortgage Trust
Series 2018-B1, Class AM, ARM
3.878%, 1/15/51	295,000	335

Benchmark Mortgage Trust
Series 2019-B13, Class AM
3.183%, 8/15/57	310,000	337

BFLD
Series 2019-DPLO, Class C, ARM
1M USD LIBOR + 1.54%, 1.702%, 10/15/34 (9)	750,000	690

Cantor Commercial Real Estate Lending
Series 2019-CF2, Class C, ARM
3.795%, 11/15/52	280,000	267

Century Plaza Towers
Series 2019-CPT, Class D, ARM
3.097%, 11/13/39 (9)	485,000	484

CIM Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 8/25/49 (9)	255,700	262

Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AS
4.026%, 5/10/47	375,000	404

Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5
3.137%, 2/10/48	270,000	290

Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS
3.571%, 2/10/48	135,000	145

Citigroup Commercial Mortgage Trust
Series 2017-C4, Class AS
3.764%, 10/12/50	505,000	563

Citigroup Commercial Mortgage Trust
Series 2017-P7, Class AS
3.915%, 4/14/50	230,000	257

Citigroup Commercial Mortgage Trust
Series 2020-555, Class A
2.647%, 12/10/41 (9)	950,000	1,009

COLT Mortgage Loan Trust
Series 2018-3, Class A3, CMO, ARM
3.865%, 10/26/48 (9)	156,958	157

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

COLT Mortgage Loan Trust
Series 2018-4, Class A1, CMO, ARM
4.006%, 12/28/48 (9)	225,388	229

COLT Mortgage Loan Trust
Series 2018-4, Class A2, CMO, ARM
4.108%, 12/28/48 (9)	186,733	189

COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (9)	305,948	306

COLT Mortgage Loan Trust
Series 2020-3, Class A3, CMO, ARM
2.38%, 4/27/65 (9)	482,920	484

Commercial Mortgage Trust
Series 2014-CR15, Class AM, ARM
4.426%, 2/10/47	625,000	686

Commercial Mortgage Trust
Series 2015-CR24, Class A5
3.696%, 8/10/48	1,005,000	1,119

Commercial Mortgage Trust
Series 2015-CR24, Class AM, ARM
4.028%, 8/10/48	265,000	291

Commercial Mortgage Trust
Series 2015-LC21, Class B, ARM
4.48%, 7/10/48	435,000	463

Commercial Mortgage Trust
Series 2015-PC1, Class B, ARM
4.576%, 7/10/50	220,000	232

Commercial Mortgage Trust
Series 2016-CR28, Class A4
3.762%, 2/10/49	525,000	590

Commercial Mortgage Trust
Series 2016-CR28, Class AHR
3.651%, 2/10/49	295,648	315

Commercial Mortgage Trust
Series 2016-DC2, Class A5
3.765%, 2/10/49	410,000	458

Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 1.525%, 9/25/29	696,837	684

Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 1.275%, 11/25/29	748,730	731

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Connecticut Avenue Securities
Series 2017-C06, Class 1M2B, CMO, ARM
1M USD LIBOR + 2.65%, 2.825%, 2/25/30	500,000	491

Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 1.175%, 2/25/30	369,484	363

Connecticut Avenue Securities
Series 2018-C01, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 1.025%, 7/25/30	746,169	729

Connecticut Avenue Securities
Series 2018-C02, Class 2EB2, CMO, ARM
1M USD LIBOR + 0.90%, 1.075%, 8/25/30	317,842	309

Connecticut Avenue Securities Trust
Series 2020-R02, Class 2M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 1/25/40 (9)	258,284	257

Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M USD LIBOR + 1.60%, 1.762%, 5/15/36 (9)	635,000	625

CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5
3.09%, 1/15/49	345,000	374

CSAIL Commercial Mortgage Trust
Series 2019-C17, Class AS
3.278%, 9/15/52	280,000	306

CSAIL Commercial Mortgage Trust
Series 2019-C17, Class B
3.48%, 9/15/52	325,000	336

DBCG Mortgage Trust
Series 2017-BBG, Class A, ARM
1M USD LIBOR + 0.70%, 0.862%, 6/15/34 (9)	360,000	356

DC Office Trust
Series 2019-MTC, Class D, ARM
3.174%, 9/15/45 (9)	510,000	493

Deephaven Residential Mortgage Trust
Series 2018-2A, Class A1, CMO, ARM
3.479%, 4/25/58 (9)	349,594	355

Deephaven Residential Mortgage Trust
Series 2018-3A, Class M1, CMO, ARM
4.357%, 8/25/58 (9)	250,000	253

Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (9)	287,972	290

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.673%, 9/10/35 (9)	205,000	224

Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (9)	374,781	376

FirstKey Mortgage Trust
Series 2014-1, Class B2, CMO, ARM
4.003%, 11/25/44 (9)	183,292	186

Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 1.025%, 3/25/50 (9)	245,059	244

FREMF Mortgage Trust
Series 2018-K731, Class B, ARM
4.063%, 2/25/25 (9)	705,000	757

FREMF Mortgage Trust
Series 2019-K100, Class B, ARM
3.61%, 11/25/52 (9)	730,000	796

FREMF Mortgage Trust
Series 2019-K92, Class B, ARM
4.337%, 5/25/52 (9)	245,000	281

FREMF Mortgage Trust
Series 2019-K94, Class B, ARM
4.101%, 7/25/52 (9)	300,000	337

FREMF Mortgage Trust
Series 2019-K98, Class B, ARM
3.862%, 10/25/52 (9)	505,000	561

Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (9)	214,991	221

Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM
4.00%, 10/25/58 (9)	260,045	269

Galton Funding Mortgage Trust
Series 2019-2, Class A42, CMO, ARM
3.50%, 6/25/59 (9)	172,757	175

Galton Funding Mortgage Trust
Series 2019-H1, Class A1, CMO, ARM
2.657%, 10/25/59 (9)	444,555	453

Galton Funding Mortgage Trust
Series 2019-H1, Class A3, CMO, ARM
2.964%, 10/25/59 (9)	463,434	469

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Galton Funding Mortgage Trust
Series 2020-H1, Class A1, CMO, ARM
2.31%, 1/25/60 (9)	599,027	608

Goldman Sachs Mortgage Securities Trust
Series 2015-GC28, Class AS
3.759%, 2/10/48	415,000	449

Goldman Sachs Mortgage Securities Trust
Series 2017-GS8, Class C, ARM
4.481%, 11/10/50	720,000	713

Goldman Sachs Mortgage Securities Trust
Series 2019-GC40, Class A4
3.16%, 7/10/52	1,030,000	1,154

Goldman Sachs Mortgage Securities Trust
Series 2019-GSA1, Class B
3.511%, 11/10/52	880,000	912

Goldman Sachs Mortgage Securities Trust
Series 2019-SOHO, Class C, ARM
1M USD LIBOR + 1.30%, 1.47%, 6/15/36 (9)	800,000	768

Goldman Sachs Mortgage Securities Trust
Series 2020-GC47, Class B, ARM
3.571%, 5/12/53	860,000	901

Goldman Sachs Mortgage Securities Trust
Series 2013-GC16, Class B, ARM
5.161%, 11/10/46	1,280,000	1,345

Goldman Sachs Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
2.44%, 7/25/44 (9)	32,432	33

Goldman Sachs Mortgage-Backed Securities Trust
Series 2019-PJ1, Class A8, CMO, ARM
4.00%, 8/25/49 (9)	465,000	480

Goldman Sachs Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
3.00%, 8/25/50 (9)	704,833	725

Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M USD LIBOR + 1.633%, 1.795%, 12/15/36 (9)	425,000	391

Hilton Orlando Trust
Series 2018-ORL, Class A, ARM
1M USD LIBOR + 0.77%, 0.932%, 12/15/34 (9)	845,000	808

Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (9)	373,048	378

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Homeward Opportunities Fund I Trust
Series 2019-1, Class A3, CMO, ARM
3.606%, 1/25/59 (9)	422,981	429

Homeward Opportunities Fund I Trust
Series 2019-3, Class A1, CMO, ARM
2.675%, 11/25/59 (9)	314,104	317

Homeward Opportunities Fund I Trust
Series 2019-3, Class A3, CMO, ARM
3.031%, 11/25/59 (9)	333,541	333

Homeward Opportunities Fund I Trust
Series 2020-2, Class A1, CMO, ARM
1.657%, 5/25/65 (9)	428,164	428

Hudson Yards Mortgage Trust
Series 2019-30HY, Class B, ARM
3.38%, 7/10/39 (9)	425,000	464

Hudson Yards Mortgage Trust
Series 2019-30HY, Class D, ARM
3.558%, 7/10/39 (9)	490,000	506

Independence Plaza Trust
Series 2018-INDP, Class C
4.158%, 7/10/35 (9)	895,000	935

InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 0.70%, 0.862%, 1/15/33 (9)	280,000	274

JPMorgan Barclays Bank Commercial Mortgage Securities
Trust
Series 2014-C19, Class AS, ARM
4.243%, 4/15/47	290,000	314

JPMorgan Barclays Bank Commercial Mortgage Securities
Trust
Series 2014-C25, Class A5
3.672%, 11/15/47	205,000	224

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX
4.248%, 7/5/33 (9)	190,000	201

JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (9)	236,552	244

JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 5/25/50 (9)	381,054	389

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50 (9)	441,221	454

JPMorgan Mortgage Trust
Series 2020-INV1, Class A3, CMO, ARM
3.50%, 8/25/50 (9)	360,866	371

JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM
3.50%, 6/25/50 (9)	222,950	230

JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM
3.50%, 6/25/50 (9)	521,618	537

MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (9)	464,408	497

Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (9)	66,433	67

Mill City Mortgage Loan Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 7/25/59 (9)	169,332	174

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class 300A
3.749%, 8/15/31	255,000	268

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48	125,000	138

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47	375,000	414

Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS, ARM
4.166%, 5/15/48	45,000	50

Morgan Stanley Capital I Trust
Series 2017-ASHF, Class B, ARM
1M USD LIBOR + 1.25%, 1.412%, 11/15/34 (9)	1,475,000	1,374

New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A1, CMO, ARM
3.675%, 1/25/49 (9)	388,473	396

New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A3, CMO, ARM
3.928%, 1/25/49 (9)	376,071	379

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, CMO, ARM
3.60%, 4/25/49 (9)	364,944	372

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A2, CMO, ARM
3.701%, 4/25/49 (9)	149,863	151

New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (9)	736,215	755

New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, CMO, ARM
2.464%, 1/26/60 (9)	462,314	472

OBX Trust
Series 2019-EXP2, Class 1A3, CMO, ARM
4.00%, 6/25/59 (9)	343,235	357

OBX Trust
Series 2019-EXP3, Class 1A8, CMO, ARM
3.50%, 10/25/59 (9)	259,543	266

OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (9)	322,054	331

OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 2/25/60 (9)	125,668	125

OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60 (9)	876,259	898

Palisades Center Trust
Series 2016-PLSD, Class A
2.713%, 4/13/33 (9)	590,000	459

RETL
Series 2019-RVP, Class A, ARM
1M USD LIBOR + 1.15%, 1.312%, 3/15/36 (9)	38,219	36

Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, CMO, ARM
3.00%, 9/25/55 (9)	120,738	120

Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM
3.483%, 4/25/43	579,725	590

Sequoia Mortgage Trust
Series 2017-5, Class B1, CMO, ARM
3.825%, 8/25/47 (9)	263,921	272

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM
4.00%, 12/25/47 (9)	307,447	314

Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 2/25/48 (9)	99,608	102

Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (9)	288,844	295

Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (9)	274,732	281

SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (9)	339,641	342

Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A1, CMO, ARM
4.121%, 10/25/48 (9)	566,590	584

Starwood Mortgage Residential Trust
Series 2019-1, Class A1, CMO, ARM
2.941%, 6/25/49 (9)	369,199	375

Starwood Mortgage Residential Trust
Series 2019-1, Class A2, CMO, ARM
3.146%, 6/25/49 (9)	357,297	363

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (9)	286,777	294

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A2, CMO, ARM
3.651%, 2/25/49 (9)	364,638	372

Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (9)	499,739	506

Structured Agency Credit Risk Debt Notes
Series 2020-HQA3, Class M1, CMO, ARM
1M USD LIBOR + 1.55%, 1.725%, 7/25/50 (9)	275,000	276

Structured Agency Credit Risk Debt Notes
Series 2014-HQ2, Class M2, CMO, ARM
1M USD LIBOR + 2.20%, 2.375%, 9/25/24	63,963	64

Structured Agency Credit Risk Debt Notes
Series 2015-DNA1, Class M2, CMO, ARM
1M USD LIBOR + 1.85%, 2.025%, 10/25/27	35,141	35

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Structured Agency Credit Risk Debt Notes
Series 2015-DNA3, Class M3, CMO, ARM
1M USD LIBOR + 4.70%, 4.875%, 4/25/28	293,180	305

Structured Agency Credit Risk Debt Notes
Series 2015-HQ2, Class M2, CMO, ARM
1M USD LIBOR + 1.95%, 2.125%, 5/25/25	178,157	178

Structured Agency Credit Risk Debt Notes
Series 2016-HQA3, Class M2, CMO, ARM
1M USD LIBOR + 1.35%, 1.525%, 3/25/29	21,293	21

Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 1.375%, 10/25/29	56,274	56

Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M2AT, CMO, ARM
1M USD LIBOR + 1.05%, 1.225%, 7/25/30	475,179	465

Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 0.975%, 12/25/30 (9)	112,423	112

Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 9/25/48 (9)	484	—

Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2AS, CMO, ARM
1M USD LIBOR + 1.10%, 1.275%, 9/25/30	341,998	328

Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 1.425%, 2/25/47 (9)	372,913	361

Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM
3.81%, 5/25/48 (9)	93,051	92

Structured Agency Credit Risk Debt Notes
Series 2018-SPI3, Class M2, CMO, ARM
4.14%, 8/25/48 (9)	388,590	384

Structured Agency Credit Risk Debt Notes
Series 2020- DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 2/25/50 (9)	212,323	212

Structured Agency Credit Risk Debt Notes
Series 2020-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 1.50%, 1.675%, 6/25/50 (9)	315,000	316

Structured Agency Credit Risk Debt Notes
Series 2020-DNA4, Class M1, CMO, ARM
1M USD LIBOR + 1.50%, 1.658%, 8/25/50 (9)	640,000	641

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Towd Point Mortgage Trust
Series 2015-3, Class A1B, CMO, ARM
3.00%, 3/25/54 (9)	48,923	49

Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (9)	73,344	74

Towd Point Mortgage Trust
Series 2015-4, Class M1, CMO, ARM
3.75%, 4/25/55 (9)	610,000	647

Towd Point Mortgage Trust
Series 2015-5, Class A1B, CMO, ARM
2.75%, 5/25/55 (9)	54,918	55

Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (9)	84,159	85

Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (9)	137,659	141

Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (9)	101,967	104

Towd Point Mortgage Trust
Series 2016-4, Class A1, CMO, ARM
2.25%, 7/25/56 (9)	124,497	126

Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (9)	145,996	150

Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (9)	51,317	53

Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M USD LIBOR + 0.60%, 0.775%, 2/25/57 (9)	135,164	135

Towd Point Mortgage Trust
Series 2018-3, Class A1, CMO, ARM
3.75%, 5/25/58 (9)	476,306	512

Towd Point Mortgage Trust
Series 2018-SJ1, Class A1, CMO, ARM
4.00%, 10/25/58 (9)	237,045	239

Verus Securitization Trust
Series 2018-2, Class A1, CMO, ARM
3.677%, 6/1/58 (9)	234,001	237

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Verus Securitization Trust
Series 2018-INV1, Class A2, CMO, ARM
3.849%, 3/25/58 (9)	78,716	79

Verus Securitization Trust
Series 2018-INV2, Class A1FX, CMO, ARM
4.148%, 10/25/58 (9)	407,715	412

Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (9)	514,354	524

Verus Securitization Trust
Series 2019-2, Class A3, CMO, ARM
3.448%, 5/25/59 (9)	796,500	809

Verus Securitization Trust
Series 2019-3, Class A3, CMO, STEP
3.04%, 7/25/59 (9)	247,210	251

Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (9)	393,812	402

Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (9)	252,677	259

Verus Securitization Trust
Series 2019-INV2, Class A2, CMO, ARM
3.117%, 7/25/59 (9)	543,694	554

Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (9)	1,074,866	1,088

Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (9)	422,661	430

Verus Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
3.889%, 3/25/60 (9)	100,000	104

Vista Point Securitization Trust
Series 2020-1, Class A1, CMO, ARM
1.763%, 3/25/65 (9)	365,004	366

Vista Point Securitization Trust
Series 2020-2, Class M1, CMO, ARM
3.401%, 4/25/65 (9)	305,000	305

Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class C, ARM
4.357%, 6/15/48	1,025,000	954

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class C, ARM
4.437%, 7/15/58	70,000	66

Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B
4.025%, 9/15/50	1,335,000	1,412

Wells Fargo Commercial Mortgage Trust
Series 2019-C51, Class A4
3.311%, 6/15/52	1,165,000	1,319

Wells Fargo Commercial Mortgage Trust
Series 2019-C53, Class B, ARM
3.514%, 10/15/52	345,000	364

Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class A, ARM
2.584%, 9/15/31 (9)	695,000	692

Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class B, ARM
2.786%, 9/15/31 (9)	205,000	197

Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class B
3.139%, 2/15/53	775,000	782

WFRBS Commercial Mortgage Trust
Series 2013-C11, Class C, ARM
4.342%, 3/15/45	580,000	586

WFRBS Commercial Mortgage Trust
Series 2014-C19, Class B, ARM
4.723%, 3/15/47	114,000	121

WFRBS Commercial Mortgage Trust
Series 2014-C20, Class A4
3.723%, 5/15/47	266,650	282

WFRBS Commercial Mortgage Trust
Series 2014-C22, Class AS, ARM
4.069%, 9/15/57	525,000	571

Worldwide Plaza Trust
Series 2017-WWP, Class A
3.526%, 11/10/36 (9)	485,000	536

Total Non-U.S. Government Mortgage-Backed Securities (Cost $78,267)		79,154

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 3.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS 2.6% (11)
Federal Home Loan Mortgage
2.50%, 4/1/30	311,631	330
3.00%, 12/1/42 - 4/1/47	1,489,370	1,593
3.50%, 8/1/42 - 3/1/44	990,650	1,074
4.00%, 8/1/40 - 9/1/45	897,805	985
4.50%, 9/1/23 - 10/1/41	641,551	715
5.00%, 7/1/25 - 8/1/40	386,874	445
5.50%, 11/1/21 - 10/1/38	115,561	134
6.00%, 8/1/21 - 8/1/38	93,857	111
6.50%, 3/1/32 - 9/1/34	45,160	53
7.00%, 4/1/32 - 6/1/32	2,613	2
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 2.725%, 7/1/35	3,038	3
1Y CMT + 2.25%, 3.483%, 10/1/36	4,680	5
12M USD LIBOR + 1.746%, 3.745%, 2/1/37	19,339	20
12M USD LIBOR + 1.865%, 3.864%, 2/1/37	13,916	14
12M USD LIBOR + 1.831%, 3.88%, 1/1/37	8,134	8
12M USD LIBOR + 1.785%, 4.035%, 9/1/32	382	—
12M USD LIBOR + 2.029%, 4.049%, 11/1/36	8,544	9
12M USD LIBOR + 2.057%, 4.12%, 12/1/36	6,229	7
12M USD LIBOR + 2.191%, 4.191%, 2/1/37	13,950	15
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50	490,913	77
Federal Home Loan Mortgage, UMBS
3.00%, 5/1/31 - 6/1/50	1,694,174	1,804
4.00%, 12/1/49 - 2/1/50	1,717,756	1,843
4.50%, 5/1/50	211,721	230
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46	169,875	180

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
3.50%, 6/1/42 - 5/1/46	1,977,681	2,143
4.00%, 11/1/40	613,141	668
Federal National Mortgage Assn., ARM, 12M USD LIBOR +
1.888%, 2.637%, 8/1/36	11,984	12
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44	306,591	314
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32	2,173	—
Federal National Mortgage Assn., UMBS
2.50%, 8/1/30 - 5/1/32	486,603	516
3.00%, 1/1/27 - 7/1/50	12,005,316	12,938
3.50%, 11/1/32 - 7/1/50	9,046,004	9,706
4.00%, 11/1/40 - 1/1/50	5,493,012	6,010
4.50%, 12/1/20 - 5/1/50	3,186,462	3,543
5.00%, 2/1/21 - 7/1/42	692,927	798
5.50%, 10/1/20 - 9/1/41	849,499	998
6.00%, 5/1/21 - 1/1/41	733,226	864
6.50%, 7/1/32 - 5/1/40	249,976	291
7.00%, 1/1/31 - 7/1/32	4,104	5
UMBS, TBA
2.00%, 9/1/50 (12)	3,440,000	3,547
2.50%, 9/1/35 - 9/1/50 (12)	6,745,000	7,098
4.50%, 9/1/50 (12)	1,085,000	1,172
		60,280

U.S. GOVERNMENT OBLIGATIONS 0.8%
Government National Mortgage Assn.
3.00%, 7/15/43 - 7/20/50	5,275,566	5,555
3.50%, 8/20/42 - 1/20/49	4,273,428	4,605
4.00%, 2/20/41 - 1/20/48	1,629,347	1,773
4.50%, 11/20/39 - 10/20/49	1,616,598	1,785
5.00%, 7/20/39 - 8/20/48	1,946,603	2,172
5.50%, 1/20/36 - 3/20/49	947,428	1,063
6.00%, 4/15/36 - 12/20/38	42,374	49

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
6.50%, 12/20/33	1,626	2
7.00%, 2/20/27 - 7/20/27	3,902	4
7.50%, 11/15/25 - 6/15/32	5,841	6
8.00%, 3/15/22 - 10/20/25	326	—
Government National Mortgage Assn., CMO, 3.00%, 11/20/47-
12/20/47	402,974	421
Government National Mortgage Assn., CMO, IO
3.50%, 4/20/39 - 5/20/43	157,644	14
4.00%, 5/20/37 - 2/20/43	235,722	18
4.50%, 12/20/39	17,600	1
Government National Mortgage Assn., TBA, 4.00%, 9/20/50 (12)	615,000	655
		18,123

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $75,711)		78,403

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 2.9%
U.S. TREASURY OBLIGATIONS 2.9%
U.S. Treasury Bonds, 2.00%, 2/15/50	2,890,000	3,251
U.S. Treasury Bonds, 2.375%, 11/15/49	5,360,000	6,510
U.S. Treasury Bonds, 3.00%, 2/15/49	2,104,000	2,860
U.S. Treasury Notes, 0.125%, 5/15/23	3,510,000	3,508
U.S. Treasury Notes, 0.25%, 5/31/25	825,000	825
U.S. Treasury Notes, 0.25%, 8/31/25	2,755,000	2,752
U.S. Treasury Notes, 0.50%, 3/31/25	3,355,000	3,393
U.S. Treasury Notes, 1.375%, 10/15/22 (13)	12,055,000	12,368
U.S. Treasury Notes, 1.50%, 1/15/23	15,085,000	15,570
U.S. Treasury Notes, 1.50%, 2/15/30	3,140,000	3,378
U.S. Treasury Notes, 1.625%, 11/15/22	12,895,000	13,314

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

U.S. Treasury Notes, 1.625%, 12/15/22	805,000	832
		68,561
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$65,926)		68,561

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.1%

CNAC HK Finbridge, 4.625%, 3/14/23	740,000	795
Saudi Arabian Oil, 3.50%, 4/16/29 (9)	700,000	771
Saudi Arabian Oil, 4.375%, 4/16/49 (9)	500,000	605
Syngenta Finance, 3.933%, 4/23/21 (9)	890,000	900
Total Foreign Government Obligations & Municipalities (Cost $2,820)		3,071

BOND MUTUAL FUNDS 25.7%
T. Rowe Price Dynamic Global Bond Fund - I Class, 2.11%
(14)(15)	19,208,534	188,051
T. Rowe Price Inflation Protected Bond Fund - I Class, 3.88%
(14)(15)	592	8
T. Rowe Price Institutional Emerging Markets Bond Fund,
4.46% (14)(15)	14,377,122	119,043
T. Rowe Price Institutional Floating Rate Fund, 3.66% (14)(15)	4,992,260	47,377
T. Rowe Price Institutional High Yield Fund, 3.79% (14)(15)	12,967,372	111,260
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
1.20% (14)(15)	13,228,459	135,195
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 4.12% (14)(15)	26,000	135
T. Rowe Price U.S. Treasury Long-Term Fund - I Class, 1.10%
(14)(15)	22,160	338
Total Bond Mutual Funds (Cost $601,025)		601,407

EQUITY MUTUAL FUNDS 3.9%
T. Rowe Price Institutional Emerging Markets Equity Fund (14)	1,672,507	70,764
T. Rowe Price Real Assets Fund - I Class (14)	1,851,655	20,905
Total Equity Mutual Funds (Cost $63,167)		91,669

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
PRIVATE INVESTMENT COMPANIES 4.9%
Blackstone Partners Offshore Fund (1)(4)	94,934	113,586
Total Private Investment Companies (Cost $95,982)		113,586
SHORT-TERM INVESTMENTS 10.4%
Money Market Funds 10.4%
T. Rowe Price Treasury Reserve Fund, 0.14% (14)(16)	244,628,666	244,629
Total Short-Term Investments (Cost $244,629)		244,629
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.3%
Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund, 0.17% (14)(16)	688,386	6,884
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		6,884
Total Securities Lending Collateral (Cost $6,884)		6,884

Total Investments in Securities 100.5%
(Cost $1,930,204)		$2,355,886
Other Assets Less Liabilities (0.5)%		(12,486)
Net Assets 100.0%		$2,343,400

‡	Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is pledged to cover or as collateral for written call options at August 31, 2020.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $4,457 and represents 0.2% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	All or a portion of this security is on loan at August 31, 2020.
(6)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(7)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(8)	Perpetual security with no stated maturity date.
(9)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $123,255 and represents 5.3% of net assets.
(10)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(11)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation, including
UMBS, currently operate under a federal conservatorship.
(12)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $12,472 and represents 0.5% of net assets.
(13)	At August 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(14)	Affiliated Companies
(15)	SEC 30-day yield
(16)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
1Y CMT	One year U.S. Treasury note constant maturity rate
ADR	American Depositary Receipts
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
AUD	Australian Dollar
CAD	Canadian Dollar
CDI	CHESS or CREST Depositary Interest
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
IO	Interest-only security for which the fund receives interest on notional principal

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

ISK	Island Krona
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PTT	Pass-Through Trust
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR	Swedish Depositary Receipts
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA	To-Be-Announced
TWD	Taiwan Dollar
UMBS	Uniform Mortgage-Backed Securities
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.1)%
EXCHANGE-TRADED OPTIONS WRITTEN (0.1)%
		Notional
Description	Contracts	Amount	Value
S&P 500 Index, Call, 10/16/20 @ $3,500	213	74,557 $	(2,046)
Total Options Written (Premiums $(2,023))			$(2,046)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

(Amounts in 000s, except market price)
SWAPS 0.1%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

BILATERAL SWAPS 0.0%

Credit Default Swaps, Protection Sold 0.0%

Bank of America, Protection Sold (Relevant
Credit: Boeing, 8.75%, 8/15/21, $107.34*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/21	1,290	(27)	9	(36)

Barclays Bank, Protection Sold (Relevant Credit:
Devon Energy, 7.95%, 4/15/32, $130.00*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	50	(1)	—	(1)

Barclays Bank, Protection Sold (Relevant Credit:
General Electric, 2.70%, 10/9/22, $103.87*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/20	560	1	1	—

Barclays Bank, Protection Sold (Relevant Credit:
Republic of Chile, 3.24%, 2/6/28, $111.78*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/25	1,645	35	(9)	44

Barclays Bank, Protection Sold (Relevant Credit:
Republic of Colombia, 10.38%, 1/28/33,
$158.50*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25	1,394	(8)	(132)	124

Barclays Bank, Protection Sold (Relevant Credit:
Republic of Indonesia, 3.70%, 1/8/22,
$103.73*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25	1,580	8	(65)	73

BNP Paribas, Protection Sold (Relevant Credit:
Republic of Chile, 3.24%, 2/6/28, $111.78*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/25	977	21	(10)	31

Citibank, Protection Sold (Relevant Credit: Devon
Energy, 7.95%, 4/15/32, $130.00*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24	100	(1)	—	(1)

Citibank, Protection Sold (Relevant Credit:
Republic of Colombia, 10.38%, 1/28/33,
$158.50*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25	762	(4)	(44)	40

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

(Amounts in 000s, except market price)

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Goldman Sachs, Protection Sold (Relevant
Credit: General Electric, 2.70%, 10/9/22,
$103.87*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/20	460	1	1	—

Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Indonesia, 3.70%, 1/8/22,
$103.73*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25	1	—	—	—

HSBC Bank, Protection Sold (Relevant Credit:
Republic of Indonesia, 3.70%, 1/8/22,
$103.73*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25	307	1	(17)	18

JPMorgan Chase, Protection Sold (Relevant
Credit: Barclays Bank, 2.65%, 1/11/21, $99.75*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR)	113	3	1	2

Morgan Stanley, Protection Sold (Relevant
Credit: Devon Energy, 7.95%, 4/15/32,
$130.00*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24	60	(1)	—	(1)

Morgan Stanley, Protection Sold (Relevant
Credit: Republic of Indonesia, 3.70%, 1/8/22,
$103.73*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25	2,779	13	(143)	156

Total Bilateral Credit Default Swaps, Protection Sold			(408)	449

Total Bilateral Swaps			(408)	449

*Market price at August 31, 2020.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

(Amounts in 000s)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S34, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25	46,510	863	(72)	935
Total Credit Default Swaps, Protection Sold			(72)	935

Total Centrally Cleared Swaps				935
Net payments (receipts) of variation margin to date				(894)

Variation margin receivable (payable) on centrally cleared
swaps				$41

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

(Amounts in 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Settlement	Deliver	Gain/(Loss)
Bank of America	11/20/20	EUR	117USD	140 $	1
Barclays Bank	10/23/20	GBP	405USD	513	29
Barclays Bank	10/23/20	JPY	44,690USD	418	5
Citibank	10/23/20	AUD	1,320USD	932	42
Citibank	10/23/20	NOK	5,060USD	557	22
Citibank	11/20/20	SEK	9,435USD	1,088	4
Citibank	11/20/20	USD	2,476EUR	2,083	(15)
Credit Suisse	10/23/20	CHF	475USD	508	18
Goldman Sachs	10/23/20	CAD	190USD	143	3
Goldman Sachs	10/23/20	CHF	120USD	133	—
HSBC Bank	10/23/20	CAD	1,250USD	928	30
HSBC Bank	10/23/20	NZD	1,000USD	660	14
JPMorgan Chase	10/23/20	CHF	390USD	421	11
JPMorgan Chase	10/23/20	GBP	330USD	420	21
JPMorgan Chase	10/23/20	JPY	54,465USD	509	6
JPMorgan Chase	10/23/20	NOK	4,770USD	509	37
JPMorgan Chase	10/23/20	NZD	630USD	420	4
UBS Investment Bank	10/23/20	AUD	185USD	133	3
UBS Investment Bank	10/23/20	GBP	90USD	118	2
UBS Investment Bank	10/23/20	JPY	14,930USD	141	—
Net unrealized gain (loss) on open forward
currency exchange contracts					$237

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 53 MSCI EAFE Index contracts	9/20	(5,035)	$12
Long, 138 S&P 500 E-Mini Index contracts	9/20	24,142	894
Long, 175 U.S. Treasury Long Bond contracts	12/20	30,751	(358)
Short, 189 U.S. Treasury Notes five year contracts	12/20	(23,820)	(22)
Long, 141 U.S. Treasury Notes ten year contracts	12/20	19,634	17
Long, 62 U.S. Treasury Notes two year contracts	12/20	13,699	2
Long, 92 Ultra U.S. Treasury Bonds contracts	12/20	20,323	(231)
Short, 148 Ultra U.S. Treasury Notes ten year
contracts	12/20	(23,597)	23
Net payments (receipts) of variation margin to date			(4)

Variation margin receivable (payable) on open futures contracts			$333

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

AFFILIATED COMPANIES
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Dynamic Global
Bond Fund - I Class	$—	$2,409	$910
T. Rowe Price Inflation Protected
Bond Fund - I Class	—	—	4
T. Rowe Price Institutional
Emerging Markets Bond Fund	(216)	10,299	1,190
T. Rowe Price Institutional
Emerging Markets Equity Fund	259	11,924	—
T. Rowe Price Institutional
Floating Rate Fund	(307)	1,252	488
T. Rowe Price Institutional High
Yield Fund	—	4,447	1,413
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class	—	2,940	486
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class	—	4	—
T. Rowe Price Real Assets Fund
- I Class	(102)	2,465	—
T. Rowe Price U.S. Treasury
Long-Term Fund - I Class	—	(3)	1
T. Rowe Price Short-Term Fund	—	—	—++
T. Rowe Price Treasury Reserve
Fund	—	—	105
Totals	$(366)#	$35,737	$4,597+

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

AFFILIATED COMPANIES (CONTINUED)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/20	Cost	Cost	8/31/20
T. Rowe Price Dynamic
Global Bond Fund - I Class $	177,733	7,909	—	$188,051
T. Rowe Price Inflation
Protected Bond Fund - I
Class	8	—	—	8
T. Rowe Price Institutional
Emerging Markets Bond
Fund	109,519	1,191	(1,966)	119,043
T. Rowe Price Institutional
Emerging Markets Equity
Fund	67,081	—	(8,241)	70,764
T. Rowe Price Institutional
Floating Rate Fund	49,063	1,559	(4,497)	47,377
T. Rowe Price Institutional
High Yield Fund	97,461	9,352	—	111,260
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class	125,269	6,986	—	135,195
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class	131	—	—	135
T. Rowe Price Real Assets
Fund - I Class	22,043	—	(3,603)	20,905
T. Rowe Price U.S. Treasury
Long-Term Fund - I Class	339	2	—	338
T. Rowe Price Short-Term
Fund	3,880	¤	¤	6,884
T. Rowe Price Treasury
Reserve Fund	182,764	¤	¤	244,629
Total				$944,589	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $4,597 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $915,705.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Spectrum Conservative Allocation Fund (the fund), formerly the Personal Strategy Income Fund, is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Investments in private investment companies generally are categorized either in Level 2 or 3, depending on the significance of unobservable inputs. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$443,916	$—	$443,916
Bond Mutual Funds	601,407	—	—	601,407
Common Stocks	647,641	202,331	1,373	851,345
Convertible Preferred Stocks	—	496	1,954	2,450
Equity Mutual Funds	91,669	—	—	91,669
Private Investment Companies	—	—	113,586	113,586
Short-Term Investments	244,629	—	—	244,629
Securities Lending Collateral	6,884	—	—	6,884
Total Securities	1,592,230	646,743	116,913	2,355,886
Swaps	—	124	—	124
Forward Currency Exchange Contracts	—	252	—	252
Futures Contracts	333	—	—	333
Total	$1,592,563	$647,119	$116,913	$2,356,595
Liabilities
Options Written	$—	$2,046	$—	$2,046
Swaps	—	42	—	42
Forward Currency Exchange Contracts	—	15	—	15
Total	$—	$2,103	$—	$2,103

1	Includes Corporate Bonds, Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities, U.S. Government Agency Obligations (Excluding Mortgage-Backed),
Foreign Government Obligations & Municipalities.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2020, totaled $5,687,000 for the period ended August 31, 2020.
During the period, transfers out of Level 3 were because observable market data became available for the security.

($000s)		Gain
	Beginning	(Loss)			Transfers	Ending
	Balance	During	Total		Out of	Balance
	5/31/20	Period	Purchases	Total Sales	Level 3	8/31/20

Investments in Securities

Common Stocks	$1,349	$98	$-—	$(74)	$—	$1,373
Convertible Preferred Stocks	1,470	287	364	(35)	(132)	1,954
Private Investment
Companies	112,571	5,265	1,750	(6,000)		113,586

Total	$115,390	$5,650	$2,114	$(6,109)	$(132)	$116,913

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments in Securities	Market	Valuation	Significant Unobservable Input(s)	Value or Range of	Weighted Average of	Impact to Valuation
	Value	Technique(s) +		Input(s)	Input(s) *	from an Increase in
	(000s)					Input**
Common Stock	$1,373	Recent comparable	Discount factor	-#	-#	-#
		transaction price(s)
			Market performance adjustment	14% - 26%	19%	Decrease

		Market comparable	Enterprise value to sales multiple	7.2x	7.2x	Increase
			Discount for lack of marketability	10%	10%	Decrease
			Projected enterprise value to gross profit	11.9x	11.9x	Increase
			multiple
			Projected enterprise value to EBITDA	10.4x	10.4x	Increase
			multiple
			Enterprise value to gross profit multiple	8.2x - 18.4x	18.0x	Increase
			Enterprise value to EBITDA multiple	7.9x	7.9x	Increase
			Discount rate for cost of equity	25%	25%	Decrease
			Market performance adjustment	14% - 26%	17%	Decrease

		Options pricing model	Discount for lack of marketability	10%	10%	Decrease
			Risk-free rate	4%	4%	Increase
			Volatility	23%	23%	Increase
			Market performance adjustment	26%	26%	Decrease

		Expected present value	Discount rate for cost of equity	23%	23%	Decrease

Convertible Preferred Stocks	$1,954	Recent comparable	Discount factor	-#	-#	-#
		transaction price(s)
			Market performance adjustment	26%	26%	Decrease

		Market comparable	Enterprise value to sales multiple	4.3x - 17.5x	10.5x	Increase
			Discount for lack of marketability	10%	10%	Decrease
			Projected enterprise value to gross profit	11.9x	11.9x	Increase
			multiple
			Discount rate for cost of equity	25%	25%	Decrease
			Sales growth rate	12% - 32%	27%	Increase
			Gross profit growth rate	15% - 25%	21%	Increase
			Enterprise value to gross profit multiple	7.3x - 10.2x	8.5x	Increase
			Market performance adjustment	26%	26%	Decrease

Private Investment	$113,586	Rollforward of Investee	Estimated return	0.71%	0.71%	Increase
Companies		NAV

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.

* Unobservable inputs were weighted by the relative fair value of the instruments.

** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

+ Valuation techniques may change in order to reflect management's judgment of current market participant assumptions.